united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 9/30

Date of reporting period: 9/30/17

Item 1. Reports to Stockholders.

Navigator FUNDS

Annual Report
September 30, 2017

Navigator Equity Hedged Fund

Share Class	Ticker	Cusip
A share	NAVAX	66537X803
I share	NAVIX	66537X878
C share	NAVCX	66537X886

Advised by: Clark Capital Management Group

Navigator Duration Neutral Bond Fund

Share Class	Ticker	Cusip
A share	NDNAX	66538B875
I share	NDNIX	66538B859
C share	NDNCX	66538B867

Advised by: Clark Capital Management Group

Sub Advised by: Main Point Advisors, Inc.

Navigator Sentry Managed Volatility Fund

Share Class	Ticker	Cusip
A share	NVXAX	66538B644
I share	NVXIX	66538B628
C share	NVXCX	66538B636

Advised by: Clark Capital Management Group

Navigator Tactical Fixed Income Fund

Share Class	Ticker	Cusip
A share	NTBAX	66538B594
I share	NTBIX	66538B578
C share	NTBCX	66538B586

Advised by: Clark Capital Management Group

1-877-766-2264 • www.navigatorfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Navigator Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

One Liberty Place | 53rd Floor | 1650 Market Street | Philadelphia, PA 19103 | 800.766.2264 | www.navigatorfund.com

Navigator® Equity Hedged Fund

K. Sean Clark, CFA — Chief Investment Officer

The global risk markets have hit new all-time highs as the secular bull market has continued to power higher. The buzz on the street now is a melt-up, which is in stark contrast to the worry over the geopolitical issues and the beginning of quantitative tightening that the Fed recently embarked on. The gains over the past year have been impressive. The S&P 500 gained 18.6%, the MSCI All Country World ex-US gained 19.61%, and the Barclays U.S. Corporate High Yield Index advanced 8.88%. The move higher illustrates the resiliency of this market as it has continued to grind higher now eight and a half years post financial crisis, with volatility remaining very low despite the Federal Reserve announcement of beginning the process of normalizing their balance sheet and a host of geopolitical issues around the globe. In fact, volatility measured by the CBOE Volatility Index (VIX), is hitting some of its lowest levels on record. The lack of downside volatility is not a new development. The S&P 500 Total Return Index has risen for 11 months in a row, the most since 1959. The S&P (price only) has not seen a 5% correction since June 2016, its longest stretch in 21 years. The last 3% decline ended the week before the Presidential Election. If it can hold on to November 9, it will be the longest streak on record.

Attribution

The Navigator Equity Hedged Fund (the “Fund”) institutional shares performed well over the previous one-year period relative to its benchmarks and its objective. The Fund gained 12.04% over the one-year period ending September, compared to 18.17% for the MSCI World Index and 7.91% for the HFRX Equity Hedged Index. The Fund is designed to provide the opportunity for global equity like returns while seeking to reduce risks by employing a full time hedging strategy to potentially protect against downside market risks. The Fund captured 68% of the upside compared to the MSCI World Index and 152% of the upside of HFRX Equity Hedged Index.

At present, the Fund maintains its stance towards the longer-term trend favoring growth. Large Cap Growth and Momentum dominate the Fund’s U.S. holdings. Technology stocks (up 8.3% — the best performing sector in the S&P 500) has been a large contributor to return, as their relative outperformance trend remains intact. Technology’s outperformance over a one and three-year period has been quite dramatic, and shows no signs of fading. We are beginning to see signs of weakening momentum among some Large Cap Growth stocks, whose Relative Strength has flattened. Rising in the ranks are higher volatility stocks, including Small Cap and High Beta.

International markets continued to lead global markets higher, and the participation has been broad based. One factor driving the international markets has been the weakness in the U.S. dollar. The trade weighted U.S. dollar was down 2.67% during the quarter has fallen 8.94% year-to-date, and has lost 2.50% over the past year. The weak dollar has contributed to gains in overseas holdings. Economic growth has picked up internationally. European and Emerging Market economies are much earlier in their economic growth stage than the U.S. and therefore the potential for continued international outperformance remains solid.

The main detractor to the Fund’s performance was once again the hedge allocation. There has been no volatility or market weakness. The CBOE Volatility Index (VIX) continues to make near record lows, indicating a complete lack of fear and very high optimism. There have been zero 5% corrections this year, and even a 3% correction has been rare. As a result, we continue to roll the hedge allocation in the Fund to maintain the hedge, but profit opportunities have been absent.

Outlook

The outlook as we round third base and approach the end of the year remains favorable. The global risk on trade is intact with improving economies in the U.S. and abroad, and investor and consumer confidence remained buoyed by the lack of any meaningful volatility. Talk of tax reform in Washington has the market hopeful for some policy initiatives that may help boost the economy and drive earning growth. Risk assets are now heading into the strongest seasonal period of the year with positive trends intact, dormant volatility, and solid economic footing.

5900-NLD-11/27/2017

Navigator Duration Neutral Bond Fund

Kevin Bellis, CFA® – Portfolio Manager
9/30/2017

2017 Recap

For the year ending September 30, 2017, the Navigator Duration Neutral Bond fund (“the Fund”) Class I shares returned 2.99%1 compared to the Bloomberg Barclays Municipal Bond Index return of 0.87%1 and the broader bond market’s return, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, of 0.07%.1 The Federal Open Market Committee (FOMC) increased the federal funds rate three times over the course of the previous four quarters: on December 15, 2016, on March 16, 2017, and on June 15, 2017.2 Each increase was 25 basis points. Meanwhile, over the course of the year, rates across the entire US Treasury curve shifted upward. For example, the yield on 10-year US Treasury bonds increased over 70 basis points from roughly 1.60% to 2.33%.1 The Fund maintained its duration hedge throughout the year, thus mitigating losses associated with rising interest rates.

Switching to municipal news, last quarter we discussed State of Illinois rating downgrades that occurred on June 1, 2017. Several weeks later, on July 7, Illinois finally enacted a budget after years of stalled negotiations.3 Three days prior on July 4, another financially strapped state, New Jersey, also passed a budget.3 Both events are positive developments for two states that have been fraught with fiscal troubles and is a decent sign for bond holders, at least for the time being.

On the other side of the coin, states such as Connecticut and Pennsylvania have continued to deteriorate in terms of credit quality. Connecticut has yet to pass a budget for the year, risking a government shutdown, forced spending cuts, or perhaps even bankruptcies in some towns and cities like Hartford that depend on state aid, according to a statement made by the Mayor of Hartford.4 Meanwhile, Pennsylvania seems to be operating in some sort of limbo, with Governor Tom Wolf letting an unbalanced budget become law on July 11, 2017.3 A deficit of nearly $2 billion exists in the budget as the state has continued to approve more spending than it can support, which is an issue that obviously must still be addressed.3

Speaking of deteriorating credit, the situation in Puerto Rico has gone from bad to worse to desperate, as it now faces a humanitarian crisis after an onslaught of hurricanes wreaked havoc across much of the territory. It remains unclear exactly what the full response will be from the Federal Government, but any sort of debt bailout seems unlikely as the territory’s benchmark general-obligation bonds maturing in 2035 have continued to plummet1 since Hurricane Maria struck on September 20.

[1]	Bloomberg terminal

[2]	https://www.federalreserve.gov/monetarypolicy/openmarket.htm

[3]	https://taxfoundation.org/state-budget-fy2018/

[4]	https://www.nytimes.com/2017/09/25/nyregion/connecticut-budget.html

[5]	https://www.federalreserve.gov/monetarypolicy/files/monetary20170920a1.pdf

Overall, we continue to be satisfied with the annualized, inception-to-date returns of 2.10%1 on the Fund’s Class I shares. This previous fiscal year showcased the benefits of a duration neutral bond strategy during a flat to slightly rising rate environment, as the Fund significantly outperformed other bond indices mentioned above. In September, the Federal Reserve announced that it would initiate its “balance sheet normalization” program by allowing a certain amount of bonds to roll off its balance sheet each month.5 As this reduction begins in October, we remain neutral on interest rate direction and are committed to fully hedging the Fund’s duration exposure, while seeking value and investing opportunistically primarily in high quality municipal credits.

5891-NLD-11/21/2017

Navigator® Sentry Managed Volatility Fund

K. Sean Clark, CFA — Chief Investment Officer

The global risk markets have hit new all-time highs as the secular bull market has continued to power higher. The buzz on the street now is a melt-up, which is in stark contrast to the worry over the geopolitical issues and the beginning of quantitative tightening that the Fed recently embarked on. The gains over the past year have been impressive. The S&P 500 gained 18.6%, the MSCI All Country World ex-US gained 19.61%, and the Barclays U.S. Corporate High Yield Index advanced 8.88%. The move higher illustrates the resiliency of this market has continued to grind higher now eight and a half years post financial crisis, with volatility remaining very low despite the Fed’s announcement of beginning the process of normalizing their balance sheet and a host of geopolitical issues around the globe. In fact, volatility measured by the CBOE Volatility Index (VIX), is hitting some of its lowest levels on record. The lack of downside volatility is not a new development. The S&P 500 Total Return Index has risen for 11 months in a row, the most since 1959. The S&P (price only) has not seen a 5% correction since June 2016, its longest stretch in 21 years. The last 3% decline ended the week before the Presidential Election. If it can hold on to November 9, it will be the longest streak on record.

Attribution

The Navigator Sentry Managed Volatility Fund (the “Fund”) institutional shares lost 52.74% over the one-year period ending September. The S&P 500 Inverse Daily Index lost 14.73% and the CBOE Volatility Index (VIX) lost 28.44%. Another comparable vehicle used to capture volatility events is the iPath S&P 500 VIX Short-Term Futures ETN (VXX), which was down 71.24% over the past one-year period.

The Fund’s goal is to provide a hedge component to a more broadly diversified portfolio in an effort to protect against large market declines. The Fund is designed to provide negative correlation to the market and is intended to be only a small allocation to a multi asset class allocation mix. The Fund maintains its strategy of always owning protection, and to use methods to short volatility in order to partially fund the cost of the hedge. With markets enjoying strong gains, hedging strategies are net detractors to a broadly diversified.

In a market environment with little to no volatility or weakness, hedging can become an exercise in attempting to limit drag. The VIX continues to make near record lows, indicating a complete lack of fear and very high optimism. There have been zero 5% corrections this year, and even a 3% correction has been rare. As a result, we continue to roll the hedge allocation in the Fund to maintain the hedge, but profit opportunities have been absent.

Outlook

The outlook as we round third base and approach the end of the year remains favorable. The global risk on trade is intact with improving economies in the U.S. and abroad, and investor and consumer confidence remained buoyed by the lack of any meaningful volatility. Talk of tax reform in Washington has the market hopeful for some policy initiatives that may help boost the economy and drive earning growth. Risk assets are now heading into the strongest seasonal period of the year with positive trends intact, dormant volatility, and solid economic footing.

5901-NLD-11/27/2017

Navigator® Tactical Fixed Income Fund

K. Sean Clark, CFA — Chief Investment Officer

The global risk markets have hit new all-time highs as the secular bull market has continued to power higher. The buzz on the street now is a melt-up, which is in stark contrast to the worry over the geopolitical issues and the beginning of quantitative tightening that the Fed recently embarked on. The gains over the past year have been impressive. The S&P 500 gained 18.6%, the MSCI All Country World ex-US gained 19.61%, and the Barclays U.S. Corporate High Yield Index advanced 8.88%. The move higher illustrates the resiliency of this market as it has continued to grind higher now eight and a half years post financial crisis, with volatility remaining very low despite the Fed’s announcement of beginning the process of normalizing its balance sheet and a host of geopolitical issues around the globe. In fact, volatility measured by the CBOE Volatility Index (VIX), is hitting some of its lowest levels on record. The lack of downside volatility is not a new development. The S&P 500 Total Return Index has risen for 11 months in a row, the most since 1959. The S&P (price only) has not seen a 5% correction since June 2016, its longest stretch in 21 years. The last 3% decline ended the week before the Presidential Election. If it can hold on to November 9, it will be the longest streak on record.

Attribution

The Navigator Tactical Fixed Income Fund institutional shares (the “Fund”) remains fully invested in high yield bonds instruments, and has now been allocated to below investment grade bonds for nineteen months. Over the past one-year period ending September, the Fund rose 7.42%, trailing the Barclays Corporate High Yield Bond Index, which gained 8.88%, and significantly outperforming the Barclays Aggregate Bond Index, which gained 0.07%.

The Fund has owned High Yield bond instruments since the end of February, 2016, now a period of over nineteen months. It has been a fantastic run for the asset class, as the Barclays High Yield Corporate Index is up 26.7% between February 29, 2016 and September 30, 2017. Corporate earnings and balance sheets remain in good shape, and all High Yield sectors gained in the most recent quarter. The market’s attention remains on the Fed. The Fed announced that it will begin the process of normalizing its bloated $4.5 trillion balance sheet. As expected, the Fed began the process in October and it will cap its roll off at $ 10 billion ($6 billion of Treasuries and $4 billion of Mortgage Backed Securities (MBS)) for the next three months. The announcement that balance sheet runoff would start in October was not surprising. The Fed did take a bit of a hawkish tone, stating that the persistently low inflation numbers are transitory or temporary. As a result, the probability of a December rate hike has now increased and is a virtual certainty.

High Yield spreads (Barclays High Yield Index Yield – 10 Year Treasury Yield) declined to 314 basis points at the end of September, nearing its lowest spread in of the year, indicating confidence in the U.S. economy and expectations of continued low level of volatility. An additional contributing factor to the compression of spreads has been a decline in issuance of high yield bonds. In April 2015, the BofA Merrill Lynch High Yield Index contained 2326 issues, but as of September 30, only contained 1873 issues, a 19.5% decline. The falling supply has been a bullish factor for High Yield, as the huge group of investors hungry for yield are pursuing a smaller and smaller pool of issues.

Outlook

The outlook as we round third base and approach the end of the year remains favorable. The global risk on trade is intact with improving economies in the U.S. and abroad, and investor and consumer confidence remained buoyed by the lack of any meaningful volatility. Talk of tax reform in Washington has the market hopeful for some policy initiatives that may help boost the economy and drive earning growth. Risk assets are now heading into the strongest seasonal period of the year with positive trends intact, dormant volatility, and solid economic footing.

5892-NLD-11/21/2017

Navigator Equity Hedged Fund
PORTFOLIO REVIEW (Unaudited)

Comparison of change in value of $25,000 Investment

The Fund’s performance figures for the periods ended September 30, 2017 compared to its benchmarks:

		Annualized Three	Annualized Five Year	Annualized Since
	Year Ended 9/30/17	Year Return	Return	Inception*

Navigator Equity Hedged Fund:
Class A	11.68%	3.47%	4.01%	1.38%
Class A with load of 5.50%	5.58%	1.54%	2.84%	0.53%
Class C	10.97%	2.74%	3.26%	0.63%
Class I	12.04%	3.74%	4.27%	1.64%
MSCI World Index	18.17%	7.69%	10.99%	9.13%
HFRX Equity Hedge Index	7.91%	5.30%	19.59%	(0.82)%

*	Fund commenced operations on December 28, 2010.

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

The HFRX Equity Hedge Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The referenced index is shown for general market comparisons and is not meant to represent the Fund. Investors cannot invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s January 30, 2017 prospectus, the total annual operating expenses before fee waivers are 1.67%, 2.54% and 1.54% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)
Exchange Traded Funds	72.8%	Collateral For Securities Loaned	17.3%
Country Funds	36.3%	Mutual Funds	2.6%
Large-Cap Funds	21.1%	Asset Allocation	2.6%
Sector Funds	15.4%	Short-Term Investments	7.3%
			100.0%

+	Based on Portfolio Market Value as of September 30, 2017. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Duration Neutral Bond Fund
PORTFOLIO REVIEW (Unaudited)

Comparison of change in value of $25,000 Investment

The Fund’s performance figures for the periods ended September 30, 2017 compared to its benchmark:

	Year Ended	Annualized	Annualized Since
	9/30/17	Three Year	Inception*
		Return
Navigator Duration Neutral Bond Fund:
Class A	2.82%	0.95%	1.89%
Class A with load of 3.75%	(1.00)%	(0.34)%	0.93%
Class C	1.95%	0.16%	1.17%
Class I	2.99%	1.15%	2.10%
Bloomberg Barclays Municipal Bond Index	0.87%	3.19%	4.41%

*	Fund commenced operations on September 23, 2013.

Bloomberg Barclays Municipal Bond Index: Includes most investment-grade tax-exempt bonds that are issued by state and local governments. Investors can not invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. Per the fee table in the Fund’s January 30, 2017 prospectus, the total annual operating expenses before fee waivers are 1.69%, 2.46% and 1.43% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)

Municipal Bonds & Notes	65.1%
Options Purchased	0.1%
Short-Term Investments	34.8%
100.0%

+	Based on Portfolio Market Value as of September 30, 2017. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Sentry Managed Volatility Fund
PORTFOLIO REVIEW (Unaudited)

Comparison of change in value of $25,000 Investment

The Fund’s performance figures for the periods ended September 30, 2017 compared to its benchmark:

	Year Ended	Annualized Three	Annualized
	9/30/17	Year Return	Since Inception*
Navigator Sentry Managed Volatility Fund:
Class A	(52.64)%	(36.87)%	(36.56)%
Class A with load of 3.75%	(54.40)%	(37.68)%	(37.24)%
Class C	(52.74)%	(36.76)%	(36.47)%
Class I	(52.74)%	(36.76)%	(36.47)%
S&P 500 Inverse Daily Index	(14.73)%	(10.47)%	(10.51)%

*	Fund commenced operations on March 6, 2014.

The S&P 500 Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500® by taking a short position in the index. Investors cannot invest directly in an index or benchmark

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. Per the fee table in the Fund’s January 30, 2017 prospectus, the total annual operating expenses before fee waivers are 2.18%, 2.93%, and 1.93% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION** (Unaudited)

Options Purchased +	6.5%
Short-Term Investments	93.5%
100.0%

**	Based on Portfolio Market Value as of September 30, 2017. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

+	Options purchased percentage is netted with options written.

Navigator Tactical Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)

Comparison of change in value of $25,000 Investment

The Fund’s performance figures for the periods ended September 30, 2017 compared to its benchmark:

	Year Ended	Annualized Three	Annualized
	9/30/17	Year Return	Since Inception*
Navigator Tactical Fixed Fund:
Class A	7.06%	6.20%	5.12%
Class A with load of 3.75%	3.00%	4.86%	3.98%
Class C	6.30%	5.41%	4.39%
Class I	7.42%	6.44%	5.43%
Barclays U.S. Corporate High Yield Bond Index	8.88%	5.83%	5.15%

*	Fund commenced operations on March 27, 2014.

The Barclays U.S. Corporate High Yield Bond Index is a market value -weighted index which covers the U.S. non-investment grade fixed-rate debt market. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. Per the fee table in the Fund’s January 30, 2017 prospectus, the total annual operating expenses before fee waivers are 1.91%, 2.66%, and 1.66% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION** (Unaudited)

Corporate Bonds	61.5%
Mutual Funds	3.9%
Municipal Bonds & Notes	3.7%
Exchange Traded Funds	2.9%
Certificates of Deposits	1.8%
Options Purchased	0.0%
Collateral for Securities Loaned	0.6%
Short-Term Investments	25.6%
100.0%

** Based on Portfolio Market Value as of September 30, 2017. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Equity Hedged Fund

PORTFOLIO OF INVESTMENTS

September 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 87.3%
	COUNTRY FUNDS - 42.8%
74,124	Global X MSCI Norway ETF (a)	$1,004,284
44,228	iShares MSCI Austria Capped ETF (a)	1,035,820
47,474	iShares MSCI Brazil Capped ETF	1,979,191
18,394	iShares MSCI Chile Capped ETF (a)	894,316
28,750	iShares MSCI France ETF (a)	888,375
65,356	iShares MSCI Italy Capped ETF (a)	2,049,564
31,585	iShares MSCI Netherlands ETF (a)	991,453
87,017	iShares MSCI Poland Capped ETF	2,307,691
47,451	SPDR S&P China ETF	4,864,202
33,668	VanEck Vectors Brazil Small-Cap ETF (a)	832,946
45,773	VanEck Vectors Russia ETF	1,020,280
35,086	Xtrackers Harvest CSI 300 China A-Shares ETF (a)	1,024,160
		18,892,282
	LARGE-CAP INDEX FUNDS - 25.3%
36,341	iShares Edge MSCI USA Momentum Factor ETF (a)	3,477,107
22,760	iShares Edge MSCI USA Quality Factor ETF	1,755,706
24,024	iShares S&P 500 Growth ETF	3,445,522
9,934	SPDR S&P 500 ETF Trust (a)	2,495,719
		11,174,054
	SECTOR FUNDS - 19.2%
8,189	Global X Lithium & Battery Tech ETF	306,350
13,455	Guggenheim Solar ETF	291,301
35,625	iShares Exponential Technologies ETF	1,223,719
3,096	iShares Nasdaq Biotechnology ETF (a)	1,032,795
4,415	iShares PHLX Semiconductor ETF (a)	700,087
3,305	iShares U.S. Aerospace & Defense ETF	588,422
11,093	iShares U.S. Home Construction ETF (a)	405,338
3,566	SPDR S&P Biotech ETF (a)	308,709
15,381	VanEck Vectors Gold Miners ETF (a)	353,148
17,960	VanEck Vectors Steel ETF (a)	757,912
7,080	Vanguard Health Care ETF (a)	1,078,142
9,168	Vanguard Information Technology ETF	1,393,444
		8,439,367

	TOTAL EXCHANGE TRADED FUNDS (Cost - $36,429,577)	38,505,703

	MUTUAL FUNDS - 3.1%
	ASSET ALLOCATION - 3.1%
684,086	Navigator Sentry Managed Volatility Fund - Class I * #	1,354,491
	TOTAL MUTUAL FUNDS (Cost - $5,361,021)

	SHORT-TERM INVESTMENTS - 8.7%
	MONEY MARKET FUND - 8.7%
3,853,427	Milestone Treasury Obligations Fund, Institutional Class, 0.85% +	3,853,427
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,853,427)

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017

Shares		Value
	COLLATERAL FOR SECURITIES LOANED- 12.9%
5,687,611	Dreyfus Government Cash Management - Institutional Shares, 0.92% + (b)	$5,687,611
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $5,687,611)	5,687,611

	TOTAL INVESTMENTS - 112.0% (Cost - $51,331,636) (c)	$49,401,232
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.0)%	(5,279,105)
	NET ASSETS - 100.0%	$44,122,127

ETF - Exchange-Traded Fund

*	Non-income producing.

#	Affiliated Security.

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $8,999,175 at September 30, 2017.

(b)	Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $3,443,223.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $51,354,531 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation:	$2,127,311
Unrealized depreciation:	(4,080,610)
Net unrealized depreciation:	$(1,953,299)

The accompanying notes are an integral part of these financial statements.

Navigator Duration Neutral Bond Fund

PORTFOLIO OF INVESTMENTS

September 30, 2017

Principal Amount		Coupon Rate (%)	Maturity	Value
	MUNICIPAL BONDS & NOTES - 52.9%
	CALIFORNIA - 3.8%
$1,000,000	City of Oakland, California	4.000	1/15/2039	$1,053,285
1,000,000	State of California	4.000	11/1/2034	1,086,395
				2,139,680
	COLORADO - 2.5%
1,300,000	University of Colorado	4.000	6/1/2031	1,434,206

	FLORIDA - 1.8%
850,000	County of Broward, Florida Airport System Revenue	5.500	10/1/2031	1,010,404

	ILLINOIS - 5.5%
1,000,000	Chicago O’Hare International Airport	4.000	1/1/2032	1,055,300
40,000	City of Chicago, Illinois	5.000	1/1/2019	40,123
350,000	City of Chicago, Illinois	7.045	1/1/2029	387,349
600,000	Cook County Community College District No. 508	5.125	12/1/2038	626,178
1,000,000	Illinois State Sales Tax Revenue	4.250	6/15/2030	1,039,870
				3,148,820
	NEW JERSEY - 11.7%
1,145,000	County of Middlesex, New Jersey	4.000	1/15/2031	1,270,440
850,000	New Jersey Transportation Trust Fund Authority	5.000	6/15/2024	873,587
1,190,000	New Jersey Transportation Trust Fund Authority	5.125	6/15/2029	1,274,002
2,880,000	New Jersey Turnpike Authority	5.000	1/1/2045	3,248,424
				6,666,453
	PENNSYLVANIA - 9.2%
3,150,000	Pennsylvania Turnpike Commission	5.000	12/1/2041	3,575,817
1,360,000	Philadelphia Gas Works Co.	5.250	8/1/2040	1,486,004
150,000	West Mifflin Sanitary Sewer Municipal Authority	4.000	8/1/2035	158,813
				5,220,634
	RHODE ISLAND - 3.0%
1,500,000	Rhode Island Infrastructure Bank	5.000	10/1/2036	1,741,358

	TEXAS - 15.4%
5,010,000	Highland Park Independent School District, Texas	4.000	2/15/2032	5,523,274
500,000	Texas Water Development Board	4.000	10/15/2032	550,217
2,500,000	Texas Water Development Board	4.000	10/15/2033	2,737,400
				8,810,891

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $29,572,285)			30,172,446

				Notional
Contracts ^		Strike Price	Expiration	Amount
	OPTIONS PURCHASED * - 0.1%
	CALL OPTIONS PURCHASED - 0.0%
300	10-Year U. S. Treasury Note Futures	$130.00	December-17	$39,000,000	14,063
100	U.S. Treasury Long Bond Futures	163.00	December-17	16,300,000	9,375
	TOTAL CALL OPTIONS PURCHASED (Cost - $57,814)				23,438

	PUT OPTIONS PURCHASED - 0.1%
50	U.S. Treasury Long Bond Futures	149.00	December-17	7,450,000	25,781
	TOTAL PUT OPTIONS PURCHASED (Cost - $14,844)

	TOTAL OPTIONS PURCHASED (Cost - $72,658)				49,219

The accompanying notes are an integral part of these financial statements.

Navigator Duration Neutral Bond Fund

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017

Shares		Value

	SHORT-TERM INVESTMENTS - 28.2%
	MONEY MARKET FUND - 28.2%
16,121,996	Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, Class I, 0.76% +	$16,130,057
	TOTAL SHORT TERM INVESTMENTS (Cost - $16,130,057)

	TOTAL INVESTMENTS - 81.2% (Cost - $45,775,000) (a)	$46,351,722
	OTHER ASSETS LESS LIABILITIES - 18.8%	10,728,675
	NET ASSETS - 100.0%	$57,080,397

*	Non-income producing.

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.

^	Each option contract allows the Fund to purchase 1 underlying futures contract.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $46,107,467 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation:	$708,686
Unrealized depreciation:	(108,525)
Net unrealized appreciation:	$600,161

FUTURE CONTRACTS

Number of				Unrealized
Contracts	Open Short Future Contracts	Expiration	Notional Value at September 30, 2017	Appreciation
90	Fixed Rate 10-Year Interest Rate Swaps	December-17	$9,129,375	$170,156
72	10-Year U. S. Treasury Note Futures	December-17	9,022,536	96,687
38	U.S. Treasury Long Bond Futures	December-17	5,806,875	89,063
	TOTAL FUTURES CONTRACTS			$355,906

The accompanying notes are an integral part of these financial statements.

Navigator Sentry Managed Volatility Fund

PORTFOLIO OF INVESTMENTS

September 30, 2017

Contracts ^		Strike Price	Expiration	Notional Amount	Value
	OPTIONS PURCHASED * - 20.9%
	CALL OPTIONS PURCHASED - 6.7%
4,000	iPath S&P 500 VIX Short-Term Futures ETN	$39.00	October-17	$15,600,000	$826,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,007,834)

	PUT OPTION PURCHASED - 14.2%
1,150	S&P 500 Index	2,460.00	November-17	282,900,000	1,748,000
	TOTAL PUT OPTION PURCHASED (Cost - $2,043,618)

	TOTAL OPTIONS PURCHASED (Cost - $3,051,452)				2,574,000

Shares
	SHORT-TERM INVESTMENTS - 89.0%
	MONEY MARKET FUND - 89.0%
10,930,805	Milestone Treasury Obligations Fund, Institutional Class, 0.85% +				10,930,805
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,930,805)

	TOTAL INVESTMENTS - 109.9% (Cost - $13,982,257) (a)				$13,504,805
	OPTIONS WRITTEN (Premiums Received - $2,125,562) - (14.7)% (a)				(1,810,750)
	OTHER ASSETS LESS LIABILITIES 4.8%				590,489
	NET ASSETS - 100.0%				$12,284,544

Contracts ^
	OPTIONS WRITTEN * - (14.7)%
	CALL OPTIONS WRITTEN - (9.6)%
(4,000)	iPath S&P 500 VIX Short-Term Futures ETN	37.00	October-17	(14,800,000)	(1,184,000)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $1,391,929)

	PUT OPTION WRITTEN - (5.1)%
(1,150)	S&P 500 Index	2,340.00	November-17	(269,100,000)	(626,750)
	TOTAL PUT OPTION WRITTEN (Premiums Received - $733,633)

	TOTAL OPTIONS WRITTEN (Premiums Received - $2,125,562)				$(1,810,750)

ETN - Exchange-Traded Note

*	Non-income producing.

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.

^	Each option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes, including written options, is $11,694,055 and does not differ from value.

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund

PORTFOLIO OF INVESTMENTS

September 30, 2017

Shares				Value
	EXCHANGE TRADED FUNDS - 2.8%
	DEBT FUNDS - 2.8%
127,720	SPDR Bloomberg Barclays High Yield Bond ETF (a)			$4,766,510
715,107	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)			20,001,543
	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,696,400)			24,768,053

	MUTUAL FUNDS - 3.8%
	DEBT FUND - 3.8%
3,249,748	Navigator Duration Neutral Bond Fund - Class I #			33,244,924
	TOTAL MUTUAL FUNDS (Cost - $33,244,881)

Principal Amount		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 57.3%
	AGRICULTURE - 1.0%
$5,800,000	BAT International Finance PLC, 3 mo. LIBOR + 0.510% - 144A **	1.829	6/15/2018	5,809,935
3,000,000	Reynolds American, Inc.	2.300	6/12/2018	3,013,700
				8,823,635
	AUTO MANUFACTURERS - 7.4%
2,000,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.420% - 144A **	1.736	3/2/2018	2,002,069
6,508,000	Ford Motor Credit Co. LLC, 3 mo. LIBOR + 0.570% **	1.816	12/6/2017	6,511,812
19,187,000	Ford Motor Credit Co. LLC, 3 mo. LIBOR + 0.940% **	2.098	1/9/2018	19,223,197
2,634,000	General Motors Financial Co., Inc.	2.664	4/10/2018	2,648,072
11,962,000	General Motors Financial Co., Inc., 3 mo. LIBOR + 1.360% **	3.250	5/15/2018	12,070,946
5,000,000	Toyota Motor Credit Corp., 3 mo. LIBOR + 0.250% **	1.566	12/5/2017	5,002,315
9,065,000	Toyota Motor Credit Corp., 3 mo. LIBOR + 0.460% **	1.763	7/13/2018	9,096,249
8,500,000	Volkswagen Group of America Finance LLC, 3 mo. LIBOR + 0.440%- 144A **	1.756	11/20/2017	8,503,687
				65,058,347
	BANKS - 25.3%
25,000,000	American Express Centurion Bank, 3 mo. LIBOR + 0.300% **	1.595	6/15/2018	25,018,944
24,313,000	Bank of America Corp., 3 mo. LIBOR + 1.070% **	2.365	3/22/2018	24,418,032
5,000,000	Bank of America Corp.	6.875	4/25/2018	5,144,636
7,500,000	Bank of America NA	1.750	6/5/2018	7,508,732
5,000,000	BNP Paribas SA, 3 mo. LIBOR + 0.830% **	2.125	3/15/2018	5,009,502
5,000,000	BNP Paribas SA	2.700	8/20/2018	5,045,408
11,715,000	Capital One NA, 3 mo. LIBOR + 0.680% **	1.992	2/5/2018	11,728,818
14,000,000	Citigroup, Inc.	1.700	4/27/2018	14,000,668
3,700,000	Citigroup, Inc., 3 mo. LIBOR + 0.690% **	1.864	4/27/2018	3,709,709
12,634,000	Citigroup, Inc., 3 mo. LIBOR + 0.700% **	2.017	11/24/2017	12,645,268
1,290,000	Citigroup, Inc., 3 mo. LIBOR + 1.700% **	2.898	5/15/2018	1,301,939
5,245,000	Discover Bank	2.000	2/21/2018	5,253,317
5,000,000	Fifth Third Bank	2.150	8/20/2018	5,023,894
2,149,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.500% **	2.818	11/30/2017	2,150,597
4,830,000	ING Bank NV - 144A	1.800	3/16/2018	4,836,619
30,000,000	JPMorgan Chase & Co.	1.700	3/1/2018	30,010,470
3,865,000	Macquarie Bank Ltd., 3 mo. LIBOR 0.630% - 144A **	1.804	10/27/2017	3,866,693
7,500,000	Morgan Stanley, 3 mo. LIBOR + 0.740% **	1.898	1/5/2018	7,511,445
15,000,000	Morgan Stanley	2.125	4/25/2018	15,044,700
3,500,000	Royal Bank of Canada, 3 mo. LIBOR + 0.300% **	1.613	7/23/2018	3,506,884
12,500,000	Toronto-Dominion Bank, 1 mo. LIBOR + 0.340% **	1.576	3/13/2018	12,514,700
7,850,000	UBS AG, 3 mo. LIBOR + 0.700% **	2.002	3/26/2018	7,873,427
4,115,000	US Bank NA, 3 mo. LIBOR + 0.580% **	1.891	1/29/2018	4,120,609
5,000,000	Westpac Banking Corp.	1.500	12/1/2017	5,001,459
				222,246,470
	BEVERAGES - 1.6%
14,000,000	PepsiCo, Inc., 3 mo. LIBOR + 0.350% **	1.654	10/13/2017	14,001,760

	COMMERCIAL SERVICES - 0.3%
3,000,000	The University of Chicago	1.303	10/1/2017	3,000,000

	COMPUTERS - 1.5%
11,410,000	Apple, Inc., 3 mo. LIBOR + 0.250% **	1.561	5/3/2018	11,427,030
2,000,000	NetApp, Inc.	2.000	9/27/2019	2,000,343
				13,427,373
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
18,274,000	American Express Co.	1.550	5/22/2018	18,274,429

	GAS - 0.6%
5,000,000	Sempra Energy	6.150	6/15/2018	5,152,229

	HEALTHCARE SERVICES - 1.0%
5,855,000	Aetna, Inc., 3 mo. LIBOR + 0.650% **	1.896	12/8/2017	5,861,414
2,575,000	Sutter Health	1.674	8/15/2053	2,570,777
				8,432,191
	HOME FURNISHINGS - 0.6%
5,090,000	Whirlpool Corp.	1.650	11/1/2017	5,090,291

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017

Principal Amount		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 57.3% (Continued)
	INSURANCE - 3.9%
$2,694,000	Berkshire Hathway, Inc., 3 mo. LIBOR + 0.150% **	1.462	8/6/2018	$2,697,652
10,965,000	CNA Financial Corp.	6.950	1/15/2018	11,122,720
7,000,000	Metropolitan Life Global Funding I, 3 mo. LIBOR + 0.220% - 144A **	1.544	9/19/2019	7,007,210
10,000,000	Principal Life Global Funding II, 3 mo. LIBOR + 0.500% - 144A **	1.498	5/21/2018	10,015,996
3,100,000	Principal Life Global Funding II, 3 mo. LIBOR + 0.300%- 144A **	1.816	12/1/2017	3,102,352
				33,945,930
	INTERNET - 1.1%
10,055,000	eBay, Inc.	2.500	3/9/2018	10,095,035

	MEDIA - 2.2%
7,500,000	Historic TW, Inc.	6.875	6/15/2018	7,759,739
11,086,000	NBCUniversal Enterprise, Inc., 3 mo. LIBOR + 0.685% - 144A **	1.852	4/15/2018	11,124,136
				18,883,875
	MISCELLANEOUS MANUFACTURING - 1.1%
9,250,000	Siemens Financieringsmaatschappij NV, 3 mo. LIBOR + 0.280% - 144A **	1.502	5/25/2018	9,266,005

	MULTI-NATIONAL - 5.7%
50,000,000	International Bank for Reconstruction and Development, 1 mo. LIBOR + 0.050% **	1.285	1/11/2019	50,111,000

	OIL & GAS - 0.7%
2,869,000	BP Capital Markets PLC, 3 mo. LIBOR + 0.630% **	1.932	9/26/2018	2,884,191
3,026,000	Chevron Corp., 3 mo. LIBOR + 0.360% **	1.540	11/9/2017	3,027,306
				5,911,497
	TELECOMMUNICATIONS - 1.2%
4,000,000	Cisco Systems, Inc., 3 mo. LIBOR + 0.600% **	1.798	2/21/2018	4,009,673
6,531,000	Deustche Telekom International Finance BV	6.750	8/20/2018	6,819,252
				10,828,925

	TOTAL CORPORATE BONDS (Cost - $502,379,622)			502,548,992

	MUNICIPAL BONDS & NOTES - 3.5%
	CALIFORNIA - 1.0%
9,230,000	State of California, 1 mo. LIBOR + 0.900% **	1.840	5/1/2018	9,234,661

	ILLIONOIS - 0.4%
3,050,000	City of Chicago, Illionois	7.045	1/1/2029	3,375,466

	KENTUCKY - 0.3%
2,592,400	Kentucky Asset Liability Commission	3.165	4/1/2018	2,612,400

	NEW JERSEY - 0.3%
2,500,000	New Jersey Transportation Trust Fund Authority	5.000	6/15/2024	2,569,375

	PENNSYLVANIA - 1.0%
2,500,000	Pennsylvania Turnpike Commission	5.000	12/1/2041	2,837,950
5,885,000	Philadelphia Authority for Industrial Development	0.000	4/15/2018	5,814,380
				8,652,330
	TEXAS - 0.5%
2,000,000	Dallas Independent School District, Texas	4.000	10/15/2032	2,200,870
2,000,000	Highland Park Independent School District, Texas	4.000	10/15/2033	2,189,920
				4,390,790
	TOTAL MUNICIPAL BONDS & NOTES (Cost - $30,373,258)			30,835,022

	CERTIFICATES OF DEPOSITS - 3.4%
	BANKS - 3.4%
10,000,000	Royal Bank of Canada, New York	1.438	7/24/2018	10,000,000
10,000,000	Royal Bank of Canada, New York	1.617	12/8/2017	10,007,110
5,000,000	Royal Bank of Canada, New York	1.748	1/12/2018	5,006,557
5,000,000	Svenska Handelsbanken, New York	1.587	2/1/2019	4,999,663
	TOTAL CERTIFICATES OF DEPOSITS (Cost - 30,000,000)			30,013,330

				Notional
Contracts ^		Strike Price	Expiration	Amount
	OPTIONS PURCHASED * - 0.0%
	PUT OPTIONS PURCHASED - 0.0%
675	5-Year U.S. Treasury Note Futures	114.00	December-17	$76,950,000	10,547
	TOTAL OPTIONS PURCHASED (Cost - $10,550)

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 24.5%
	MONEY MARKET FUND - 24.5%
214,901,870	Dreyfus Government Cash Management - Institutional Shares, 1.25% +	$214,901,870
385,861	General Government Securities Money Market Fund, Class B, 0.08% +	385,861
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $215,283,907)	215,287,731

	COLLATERAL FOR SECURITIES LOANED - 0.6%
5,162,893	Dreyfus Government Cash Management - Institutional Shares, 1.25% + (b)	5,162,893
	$5,162,893)

	TOTAL INVESTMENTS - 95.9% (Cost - $841,151,511) (c)	$841,871,492
	OTHER ASSETS LESS LIABILITIES - 4.1%	36,090,966
	NET ASSETS - 100.0%	$877,962,458

ETF - Exchange-Traded Fund

PLC - Public Limited Company

*	Non-income producing.

**	Variable rate security. Interest rate is as of September 30, 2017

#	Affiliated Security.

^	Each option contract allows the Fund to sell 1 underlying futures contract.

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $65,534,702 or 7.5% of net assets.

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $5,003,526 at September 30, 2017.

(b)	Security purchased with cash proceeds of securities lending collateral.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $854,125,774 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation:	$794,764
Unrealized depreciation:	(171,797)
Net unrealized appreciation:	$622,967

FUTURE CONTRACTS

			Notional Value	Unrealized
Number of			at September	Appreciation
Contracts	Open Long Future Contracts	Expiration	30, 2017	(Depreciation)
711	U.S. 5-Year Treasury Notes	December-17	$83,542,500	$(584,354)

	Open Short Future Contracts
(40)	USD Interest Rate Swap 10-Year Primary Fixed Rate	December-17	(4,057,520)	33,688
(14)	U.S. Long Bonds	December-17	(2,139,382)	43,312
				77,000
	TOTAL FUTURES CONTRACTS			$(507,354)

TOTAL RETURN SWAPS
Notional Amount
at September 30,	Number of					Unrealized
2017	Shares	Reference Entity	Interest Rate Payable (1)	Termination Date	Counterparty	Appreciation
$75,000,000	281,796	iBoxx High Yield Index	3 Mth USD LIBOR	12/20/2017	JPM	$647,931
40,000,000	151,286	iBoxx High Yield Index	3 Mth USD LIBOR	12/20/2017	GS	612,631
40,000,000	150,618	iBoxx High Yield Index	3 Mth USD LIBOR	12/20/2017	MS	433,183
25,395,000	300,000	iShares iBoxx $ High Yield Corporate Bond ETF	1 Mth USD LIBOR minus 175bp	12/21/2017	GS	1,231,741
98,281,560	1,135,321	iShares iBoxx $ High Yield Corporate Bond ETF	1 Mth USD LIBOR minus 100bp	1/25/2018	GS	2,484,291
29,645,550	795,000	SPDR Bloomberg Barclays High Yield Bond ETF	3 Mth USD LIBOR minus 55bp	6/25/2018	JPM	23,241
24,885,020	697,000	SPDR Bloomberg Barclays High Yield Bond ETF	1 Mth USD LIBOR minus 75bp	12/21/2017	GS	1,152,974
67,694,360	1,854,000	SPDR Bloomberg Barclays High Yield Bond ETF	1 Mth USD LIBOR minus 40bp	1/25/2018	GS	1,485,831
23,050,000	625,000	SPDR Bloomberg Barclays High Yield Bond ETF	3 Mth USD LIBOR minus 35bp	7/23/2018	JPM	472,856
						$8,544,679	(1)

GS - Goldman Sachs International

JPM - JPMorgan

MS - Morgan Stanley Capital Services LLC

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)(3)(4)
				Notional Value
				at September		Upfront Premiums	Unrealized
Reference Entity	Counterparty	Termination Date	Interest Rate Payable	30, 2017	Fair Value	Paid	Appreciation
CDX North American High Yield Series 27 V1
	GS	12/20/2021	5.00%	$27,621,000	$2,180,865	$1,804,751	$376,114

CDX North American High Yield Series 28 V1
	GS	6/20/2022	5.00%	293,100,000	23,060,457	18,596,647	4,463,810
							$4,839,924

GS - Goldman Sachs

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(3)	For centrally cleared swaps, implied credit spread , represented in absolute terms , utilized in determining the market value of the credit default swap contracts as of period end will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(4)	For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2017

			Navigator	Navigator
	Navigator		Duration	Sentry	Navigator
	Equity Hedged		Neutral Bond	Managed	Tactical Fixed
	Fund		Fund	Volatility Fund	Income Fund
Assets:
Investments in Securities at Cost (including affiliated securities of $5,361,021, $0, $0, and $33,244,881, respectively)	$51,331,636		$45,775,000	$13,982,257	$841,151,511
Investments in Securities at Value (including affiliated securities of $1,354,491, $0, $0, and $33,244,924, respectively)	49,401,232	(a)	46,351,722	13,504,805	841,871,492	(a)
Cash	—		1,672	—	1,000,000
Deposits with Broker	396,254		2,920,883	1,038,215	1,581,811
Cash held as Collateral for Swaps	—		—	—	4,352,012
Receivable for Securities Sold	—		10,341,655	2,905,195	2,858,375
Receivable for Fund Shares Sold	56,171		15,878	4,073	1,803,011
Dividends and Interest Receivable	26,633		447,003	6,855	2,487,225
Unrealized Appreciation on Swap Contracts	—		—	—	13,384,603
Premiums Paid for Swap Contracts	—		—	—	20,401,398
Unrealized Appreciation on Futures Contracts	—		355,906	—	—
Prepaid Expenses and Other Assets	24,766		24,556	7,424	32,502
Total Assets	49,905,056		60,459,275	17,466,567	889,772,429

Liabilities:
Collateral on Securities Loaned	5,687,611		—	—	5,162,893
Option Contracts Written (premiums received of $0, $0, $2,125,562 and $0, respectively) at Value	—		—	1,810,750	—
Payable for Securities Purchased	—		3,288,990	3,335,569	4,406,050
Payable for Fund Shares Redeemed	25,061		80	—	803,128
Unrealized Depreciation on Future Contracts	—		—	—	507,354
Accrued Advisory Fees	25,732		43,121	198	632,198
Accrued Distribution Fees	2,749		484	1	15,170
Payable to Related Parties	11,296		8,947	10,828	52,400
Accrued Expenses and Other Liabilities	30,480		37,256	24,677	230,778
Total Liabilities	5,782,929		3,378,878	5,182,023	11,809,971

Net Assets	$44,122,127		$57,080,397	$12,284,544	$877,962,458

Composition of Net Assets:
At September 30, 2017, Net Assets consisted of:
Paid-in-Capital	$41,073,763		$56,699,104	$54,303,420	$847,430,529
Accumulated Net Investment Income (Loss)	367,269		5,832	(105,022)	439,444
Accumulated Net Realized Gain (Loss) From Security Transactions	4,611,499		(557,167)	(41,751,214)	16,495,255
Net Unrealized Appreciation (Depreciation) on Investments, Swaps, Options, and Futures Contracts	(1,930,404)		932,628	(162,640)	13,597,230
Net Assets	$44,122,127		$57,080,397	$12,284,544	$877,962,458

Net Asset Value Per Share
Class A Shares:
Net Assets	$11,465,306		$1,017,481	$2,376	$38,935,365
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	1,172,072		99,091	1,209	3,702,461
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$9.78		$10.27	$1.97	$10.52
Maximum Offering Price Per Share (Maximum sales charge of 5.50%, 3.75%, 3.75% and 3.75%, respectively)	$10.35		$10.67	$2.05	$10.93

Class C Shares:
Net Assets	$506,194		$321,767	$2	$9,155,361
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	53,819		31,646	1	869,798
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$9.41		$10.17	$1.98 (b)	$10.53
Class I Shares:
Net Assets	$32,150,627		$55,741,149	$12,282,166	$829,871,732
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	3,266,985		5,447,321	6,204,419	78,769,145
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$9.84		$10.23	$1.98	$10.54

(a)	Includes loaned securities with a value of $8,999,175 and $5,003,526, respectively.

(b)	NAV does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2017

			Navigator Sentry
	Navigator Equity	Navigator Duration	Managed Volatility	Navigator Tactical
	Hedged Fund	Neutral Bond Fund	Fund	Fixed Income Fund

Investment Income:
Dividend Income (including income on affiliated securities of $0, $0, $0 and $547,937)	$686,856	$—	$—	$5,615,099
Interest Income	13,363	1,787,754	64,209	6,565,967
Securities Lending - net	150,635	—	—	309,332
Total Investment Income	850,854	1,787,754	64,209	12,490,398

Expenses:
Investment Advisory Fees	316,959	616,666	144,067	5,689,559
Distribution Fees:
Class A	22,662	2,848	9	104,787
Class C	6,092	4,134	—	77,172
Administration Fees	57,660	62,665	57,592	350,546
Registration & Filing Fees	49,122	27,196	23,240	44,121
Shareholder Service Expense	20,671	19,887	16,962	436,854
Custody Fees	18,883	16,964	2,419	87,160
Transfer Agent Fees	18,567	19,983	18,018	155,305
Audit Fees	16,000	16,002	15,994	15,998
Legal Fees	14,588	18,207	16,436	30,684
Trustees’ Fees	12,724	14,224	12,574	12,034
Chief Compliance Officer Fees	8,060	10,313	13,046	24,208
Printing Expense	4,954	4,140	1,441	82,901
Insurance Expense	1,071	2,299	1,150	11,971
Interest Expense	—	208	9,854	7,775
Miscellaneous Expenses	2,515	5,968	2,275	17,928
Total Expenses	570,528	841,704	335,077	7,149,003
Less: Expense waived by Advisor for Affiliated Holdings	(15,849)	—	—	(313,166)
Less: Expense waived by the Advisor	(71,320)	(2,861)	(113,645)	—
Net Expenses	483,359	838,843	221,432	6,835,837
Net Investment Income (Loss)	367,495	948,911	(157,223)	5,654,561

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments (including loss on affiliated securities of $0, $0, $0 and $182,778)	5,882,504	990,487	—	8,531,453
Distribution of Realized Gains From Underlying
Investment Companies	914	—	—	—
Securities Sold Short	—	—	(185,402)	—
Futures Contracts	—	3,296,464	—	1,061,660
Swap Contracts	—	—	—	30,108,610
Options Purchased	—	(485,490)	(35,745,749)	(154,851)
Options Written	—	—	23,552,261	—
	5,883,418	3,801,461	(12,378,890)	39,546,872

Net Change in Unrealized Appreciation (Depreciation) on:
Investments (including gain (loss) on affiliated securities of $(1,511,831), $0, $0 and $777,697)	(1,465,630)	(3,174,024)	—	(8,091,192)
Futures Contracts	—	290,047	—	(632,699)
Swap Contracts	—	—	—	11,739,536
Options Purchased	—	66,407	912,052	2,985
Options Written	—	—	(639,656)	—
	(1,465,630)	(2,817,570)	272,396	3,018,630

Net Realized and Unrealized Gain (Loss) on Investments	4,417,788	983,891	(12,106,494)	42,565,502

Net Increase (Decrease) in Net Assets Resulting From Operations	$4,785,283	$1,932,802	$(12,263,717)	$48,220,063

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Navigator Equity Hedged Fund
	For the Year	For the Year
	Ended	Ended
	September 30, 2017	September 30, 2016
Operations:

Net Investment Income	$367,495	$395,921
Net Realized Gain (Loss) on Investments	5,882,504	(1,084,500)
Distribution of Realized Gains From Underlying Investment Companies	914	45,967
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,465,630)	2,784,820
Net increase in net assets resulting from operations	4,785,283	2,142,208

Distributions to Shareholders:
From Net Investment Income:
Class A	(63,815)	(15,780)
Class I	(331,488)	(220,670)
Net Realized Gains
Class A	—	(151,878)
Class C	—	(33,116)
Class I	—	(1,342,122)
Net decrease in net assets resulting from distributions to shareholders	(395,303)	(1,763,566)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	5,395,616	5,508,331
Class C	41,250	3,250
Class I	7,862,757	7,305,123
Distributions Reinvested:
Class A	63,815	159,119
Class C	—	31,404
Class I	313,831	1,525,153
Cost of Shares Redeemed:
Class A	(1,981,807)	(2,580,452)
Class C	(385,901)	(481,246)
Class I	(13,684,968)	(20,482,633)
Net decrease in net assets resulting from shares of beneficial interest	(2,375,407)	(9,011,951)

Increase (Decrease) in Net Assets	2,014,573	(8,633,309)

Net Assets:
Beginning of Year	42,107,554	50,740,863
End of Year (including accumulated net investment income of $367,269 and $395,077, respectively)	$44,122,127	$42,107,554

SHARE ACTIVITY
Class A:
Shares Sold	582,897	638,325
Shares Reinvested	7,028	18,502
Shares Redeemed	(213,357)	(301,370)
Net increase in shares of beneficial interest outstanding	376,568	355,457

Class C:
Shares Sold	4,423	395
Shares Reinvested	—	3,783
Shares Redeemed	(43,433)	(57,193)
Net decrease in shares of beneficial interest outstanding	(39,010)	(53,015)

Class I:
Shares Sold	849,245	848,766
Shares Reinvested	34,411	176,932
Shares Redeemed	(1,482,265)	(2,374,570)
Net decrease in shares of beneficial interest outstanding	(598,609)	(1,348,872)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Duration Neutral Bond Fund
	For the Year	For the Year
	Ended	Ended
	September 30, 2017	September 30, 2016
Operations:

Net Investment Income	$948,911	$1,173,228
Net Realized Gain (Loss) on Investments, Options and Futures Contracts	3,801,461	(2,885,300)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Options, and Futures Contracts	(2,817,570)	3,647,789
Net increase in net assets resulting from operations	1,932,802	1,935,717

Distributions to Shareholders:
From Net Investment Income:
Class A	(15,361)	(17,641)
Class C	(2,732)	(3,847)
Class I	(924,986)	(1,187,277)
Net decrease in net assets resulting from distributions to shareholders	(943,079)	(1,208,765)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	125,123	221,958
Class C	50,000	20,000
Class I	6,001,817	12,094,371
Distributions Reinvested:
Class A	15,361	17,641
Class C	2,732	3,847
Class I	900,662	1,182,907
Cost of Shares Redeemed:
Class A	(510,227)	(244,961)
Class C	(258,296)	(277,224)
Class I	(29,599,684)	(8,654,776)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(23,272,512)	4,363,763

Increase (Decrease) in Net Assets	(22,282,789)	5,090,715

Net Assets:
Beginning of Year	79,363,186	74,272,471
End of Year (including accumulated net investment income of $5,832 and $0, respectively)	$57,080,397	$79,363,186

SHARE ACTIVITY
Class A:
Shares Sold	12,323	21,780
Shares Reinvested	1,505	1,737
Shares Redeemed	(50,094)	(23,994)
Net decrease in shares of beneficial interest outstanding	(36,266)	(477)

Class C:
Shares Sold	4,965	1,978
Shares Reinvested	271	382
Shares Redeemed	(25,547)	(27,421)
Net decrease in shares of beneficial interest outstanding	(20,311)	(25,061)

Class I:
Shares Sold	589,972	1,190,407
Shares Reinvested	88,470	116,783
Shares Redeemed	(2,902,329)	(847,731)
Net increase (decrease) in shares of beneficial interest outstanding	(2,223,887)	459,459

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Sentry Managed Volatility Fund
	For the Year	For the Year
	Ended	Ended
	September 30, 2017	September 30, 2016
Operations:

Net Investment Loss	$(157,223)	$(348,834)
Net Realized Loss on Investments and Options	(12,378,890)	(12,815,358)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	272,396	(1,095,288)
Net decrease in net assets resulting from operations	(12,263,717)	(14,259,480)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class I	14,851,193	16,210,500
Cost of Shares Redeemed:
Class I	(11,164,914)	(18,681,296)
Net increase (decrease) in net assets resulting from shares of beneficial interest	3,686,279	(2,470,796)

Decrease in Net Assets	(8,577,438)	(16,730,276)

Net Assets:
Beginning of Year	20,861,982	37,592,258
End of Year (including accumulated net investment loss of $105,022 and $250,110)	$12,284,544	$20,861,982

SHARE ACTIVITY
Class I:
Shares Sold	4,677,312	3,077,734
Shares Redeemed	(3,456,201)	(3,563,691)
Net increase (decrease) in shares of beneficial interest outstanding	1,221,111	(485,957)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical Fixed Income Fund
	For the Year	For the Year
	Ended	Ended
	September 30, 2017	September 30, 2016
Operations:

Net Investment Income	$5,654,561	$8,822,414
Net Realized Gain on Investments, Swaps, Options and Futures Contracts	39,546,872	23,436,470
Distribution of Realized Gains From Underlying Investment Companies	—	395,420
Net Change in Unrealized Appreciation on Investments, Swaps, Options and Futures Contracts	3,018,630	11,884,053
Net increase in net assets resulting from operations	48,220,063	44,538,357

Distributions to Shareholders:
From net investment income:
Class A	(1,387,438)	(880,630)
Class C	(210,379)	(103,999)
Class I	(23,749,630)	(11,310,878)
From Net Realized Gains:
Class A	(936,796)	—
Class C	(171,711)	—
Class I	(12,828,720)	—
Net decrease in net assets resulting from distributions to shareholders	(39,284,674)	(12,295,507)

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	32,701,617	21,654,537
Class C	4,066,148	3,150,257
Class I	523,600,208	176,945,723
Distributions Reinvested:
Class A	2,163,779	823,625
Class C	347,550	94,750
Class I	35,845,470	11,092,943
Cost of Shares Redeemed:
Class A	(29,347,296)	(18,265,455)
Class C	(1,358,831)	(539,556)
Class I	(146,887,097)	(86,604,877)
Net increase in net assets resulting from shares of beneficial interest	421,131,548	108,351,947

Increase in Net Assets	430,066,937	140,594,797

Net Assets:
Beginning of Year	447,895,521	307,300,724
End of Year (including accumulated net investment income of $439,444 and $316,768)	$877,962,458	$447,895,521

SHARE ACTIVITY
Class A:
Shares Sold	3,144,115	2,204,527
Shares Reinvested	210,037	82,290
Shares Redeemed	(2,813,871)	(1,903,493)
Net increase in shares of beneficial interest outstanding	540,281	383,324

Class C:
Shares Sold	389,602	310,914
Shares Reinvested	33,716	9,365
Shares Redeemed	(130,518)	(55,305)
Net increase in shares of beneficial interest outstanding	292,800	264,974

Class I:
Shares Sold	50,170,248	17,837,673
Shares Reinvested	3,468,972	1,104,216
Shares Redeemed	(14,064,923)	(8,799,261)
Net increase in shares of beneficial interest outstanding	39,574,297	10,142,628

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Navigator Equity Hedged Fund - Class A
	For the	For the		For the	For the		For the
	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	September 30, 2017	September 30, 2016		September 30, 2015	September 30, 2014		September 30, 2013
Net Asset Value, Beginning of Year	$8.83	$8.72		$9.60	$9.61		$9.00
From Operations:
Net investment income (a)	0.06	0.06		0.02	0.02		0.01
Net gain (loss) from securities
(both realized and unrealized)	0.97	0.35		(0.50)	0.25		0.60
Total from operations	1.03	0.41		(0.48)	0.27		0.61
Distributions to shareholders from:
Net investment income	(0.08)	(0.03)		(0.01)	—		(0.00	) (e)
Net realized gains	—	(0.27)		(0.39)	(0.28)		—
Total distributions	(0.08)	(0.30)		(0.40)	(0.28)		(0.00)
Net Asset Value, End of Year	$9.78	$8.83		$8.72	$9.60		$9.61
Total Return (b)	11.68%	4.83%		(5.37)%	2.84%		6.83%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$11,465	$7,022		$3,838	$3,858		$3,420
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.53%	1.37	% (g)	1.41%	1.31%		1.31%
net of waivers/reimbursement (c)	1.32%	1.37	% (g)	1.35%	1.34	% (f)	1.35	% (f)
Ratio of net investment income to average net assets (c)(d)	0.68%	0.67%		0.26%	0.24%		0.10%
Portfolio turnover rate	371%	363%		292%	353%		446%

	Navigator Equity Hedged Fund - Class C
	For the	For the		For the	For the		For the
	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	September 30, 2017	September 30, 2016		September 30, 2015	September 30, 2014		September 30, 2013
Net Asset Value, Beginning of Year	$8.48	$8.42		$9.34	$9.43		$8.89
From Operations:
Net investment loss (a)	(0.01)	(0.01)		(0.05)	(0.06)		(0.06)
Net gain (loss) from securities
(both realized and unrealized)	0.94	0.34		(0.48)	0.25		0.60
Total from operations	0.93	0.33		(0.53)	0.19		0.54
Distributions to shareholders from:
Net realized gains	—	(0.27)		(0.39)	(0.28)		—
Total distributions	—	(0.27)		(0.39)	(0.28)		—
Net Asset Value, End of Year	$9.41	$8.48		$8.42	$9.34		$9.43
Total Return (b)	10.97%	4.04%		(6.05)%	2.02%		6.07%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$506	$787		$1,228	$1,791		$2,608
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	2.28%	2.24	% (g)	2.16%	2.06%		2.06%
net of waivers/reimbursement (c)	2.07%	2.12	% (g)	2.10%	2.09	% (f)	2.10	% (f)
Ratio of net investment loss to average net assets (c)(d)	(0.07)%	(0.11)%		(0.57)%	(0.62)%		(0.68)%
Portfolio turnover rate	371%	363%		292%	353%		446%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Per share amount represents less than $0.01 per share.

(f)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(g)	Ratio includes 0.02% attributed to interest expense.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Navigator Equity Hedged Fund - Class I
	For the	For the		For the	For the		For the
	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	September 30, 2017	September 30, 2016		September 30, 2015	September 30, 2014		September 30, 2013
Net Asset Value, Beginning of Year	$8.87	$8.76		$9.64	$9.65		$9.03
From Operations:
Net investment income (a)	0.09	0.08		0.04	0.04		0.03
Net gain (loss) from securities
(both realized and unrealized)	0.97	0.35		(0.50)	0.25		0.62
Total from operations	1.06	0.43		(0.46)	0.29		0.65
Distributions to shareholders from:
Net investment income	(0.09)	(0.05)		(0.03)	(0.02)		(0.03)
Net realized gains	—	(0.27)		(0.39)	(0.28)		—
Total distributions	(0.09)	(0.32)		(0.42)	(0.30)		(0.03)
Net Asset Value, End of Year	$9.84	$8.87		$8.76	$9.64		$9.65
Total Return (b)	12.04%	5.01%		(5.10)%	3.01%		7.19%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$32,151	$34,298		$45,675	$72,695		$88,121
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.28%	1.24	% (f)	1.16%	1.06%		1.06%
net of waivers/reimbursement (c)	1.07%	1.12	% (f)	1.10%	1.09	% (e)	1.10	% (e)
Ratio of net investment income to average net
assets (c)(d)	0.94%	0.91%		0.43%	0.43%		0.37%
Portfolio turnover rate	371%	363%		292%	353%		446%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(f)	Ratio includes 0.02% attributed to interest expense.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Duration Neutral Bond Fund - Class A
	For the		For the		For the		For the		For the Period
	Year Ended		Year Ended		Year Ended		Year Ended		September 23, 2013* to
	September 30, 2017		September 30, 2016		September 30, 2015		September 30, 2014		September 30, 2013
Net Asset Value, Beginning of Period	$10.13		$10.03		$10.42		$10.00		$10.00
From Operations:
Net investment income (loss) (a)	0.13		0.13		0.13		0.13		(0.00	) (g)
Net gain (loss) from securities
(both realized and unrealized)	0.15		0.10		(0.36)		0.35		(0.00	) (g)
Total from operations	0.28		0.23		(0.23)		0.48		(0.00)
Distributions to shareholders from:
Net investment income	(0.14)		(0.13)		(0.12)		(0.06)		—
Net realized gains	—		—		(0.04)		—		—
Total distributions	(0.14)		(0.13)		(0.16)		(0.06)		—
Net Asset Value, End of Period	$10.27		$10.13		$10.03		$10.42		$10.00
Total Return (b)	2.82%		2.28%		(2.18)%		4.82%		0.00	% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,017		$1,371		$1,362		$306		$100	(i)
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture	1.60	% (e)	1.61	%(e)	1.90	% (e)	2.56	% (e)(h)	4.61	% (c)
net of waivers/reimbursement/recapture	1.60	% (e)	1.68	% (e)(j)	1.90	%(e)	2.01	% (e)(h)	1.90	% (c)
Ratio of net investment income (loss) to average net assets	1.31	% (e)(f)	1.26	% (e)(f)	1.32	% (e)(f)	1.25	% (e)(f)	(1.90	)% (c)
Portfolio turnover rate	39%		97%		81%		281%		0	% (d)

	Navigator Duration Neutral Bond Fund - Class C
	For the		For the		For the		For the		For the Period
	Year Ended		Year Ended		Year Ended		Year Ended		September 23, 2013* to
	September 30, 2017		September 30, 2016		September 30, 2015		September 30, 2014		September 30, 2013
Net Asset Value, Beginning of Period	$10.05		$9.96		$10.36		$10.00		$10.00
From Operations:
Net investment income (loss) (a)	0.06		0.05		0.06		0.06		(0.00	) (g)
Net gain (loss) from securities
(both realized and unrealized)	0.14		0.11		(0.37)		0.37		(0.00	) (g)
Total from operations	0.20		0.16		(0.31)		0.43		(0.00)
Distributions to shareholders from:
Net investment income	(0.08)		(0.07)		(0.05)		(0.07)		—
Net realized gains	—		—		(0.04)		—		—
Total distributions	(0.08)		(0.07)		(0.09)		(0.07)		—
Net Asset Value, End of Period	$10.17		$10.05		$9.96		$10.36		$10.00
Total Return (b)	1.95%		1.56%		(2.95)%		4.29%		0.00	% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$322		$522		$767		$398		$100	(i)
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture	2.35	% (e)	2.39	% (e)	2.65	% (e)	3.15	% (e)(h)	5.36	% (c)
net of waivers/reimbursement/recapture	2.35	% (e)	2.45	% (e)(j)	2.65	% (e)	2.71	% (e)(h)	2.65	% (c)
Ratio of net investment income (loss) to average net assets	0.56	% (e)(f)	0.46	% (e)(f)	0.55	% (e)(f)	0.53	% (e)(f)	(2.65	)% (c)
Portfolio turnover rate	39%		97%		81%		281%		0	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Ratio includes, 0.11% and 0.06% for the year ended September 30, 2014 attributed to interest expense, for Class A and C, respectively.

(i)	Amount is actual; not presented in thousands.

(j)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Duration Neutral Bond Fund - Class I
	For the		For the		For the		For the		For the Period
	Year Ended		Year Ended		Year Ended		Year Ended		September 23, 2013* to
	September 30, 2017		September 30, 2016		September 30, 2015		September 30, 2014		September 30, 2013
Net Asset Value, Beginning of Period	$10.10		$10.00		$10.39		$10.00		$10.00
From Operations:
Net investment income (loss) (a)	0.16		0.15		0.16		0.12		(0.00	) (g)
Net gain (loss) from securities
(both realized and unrealized)	0.14		0.11		(0.37)		0.38		(0.00	) (g)
Total from operations	0.30		0.26		(0.21)		0.50		(0.00)
Distributions to shareholders from:
Net investment income	(0.17)		(0.16)		(0.14)		(0.11)		—
Net realized gains	—		—		(0.04)		—		—
Total distributions	(0.17)		(0.16)		(0.18)		(0.11)		—
Net Asset Value, End of Period	$10.23		$10.10		$10.00		$10.39		$10.00
Total Return (b)	2.99%		2.55%		(2.03)%		5.03%		0.00	% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$55,741		$77,470		$72,143		$29,837		$7,002
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture	1.35	% (e)	1.35	% (e)	1.65	% (e)	2.21	% (e)(h)	4.36	% (c)
net of waivers/reimbursement/recapture	1.35	% (e)	1.42	% (e)(i)	1.65	% (e)	1.71	% (e)(h)	1.65	% (c)
Ratio of net investment income (loss) to average net assets	1.55	% (e)(f)	1.50	% (e)(f)	1.55	% (e)(f)	1.16	% (e)(f)	(1.64	)% (c)
Portfolio turnover rate	39%		97%		81%		281%		0	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Ratio includes 0.06% for the year ended September 30, 2014 attributed to interest expense for Class I.

(i)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Sentry Managed Volatility Fund - Class A
	For the		For the		For the	For the Period
	Year Ended		Year Ended		Year Ended	March 6, 2014* to
	September 30, 2017		September 30, 2016		September 30, 2015	September 30, 2014
Net Asset Value, Beginning of Period	$4.16		$6.86		$7.83	$10.00
From Operations:
Net investment loss (a)	(0.04)		(0.08)		(0.10)	(0.00	) (g)
Net loss from securities
(both realized and unrealized)	(2.15)		(2.62)		(0.87)	(2.17)
Total from operations	(2.19)		(2.70)		(0.97)	(2.17)
Net Asset Value, End of Period	$1.97		$4.16		$6.86	$7.83
Total Return (b)	(52.64)%		(39.36)%		(12.39)%	(21.70	)% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2		$5		$8	$8	(h)
Ratio of expenses to average net assets,
before waiver/reimbursement (e)	2.17	% (i)	1.90	% (i)	1.66%	1.65	% (c)
net of waivers/reimbursement (e)	1.56	% (i)	1.65	% (i)	1.50%	1.50	% (c)
Ratio of net investment loss to average net assets (e)(f)	(1.16)%		(1.57)%		(1.50)%	(1.50	)% (c)
Portfolio turnover rate	0%		3,321%		84,387%	148	% (d)

	Navigator Sentry Managed Volatility Fund - Class C
	For the		For the		For the	For the Period
	Year Ended		Year Ended		Year Ended	March 6, 2014* to
	September 30, 2017		September 30, 2016		September 30, 2015	September 30, 2014
Net Asset Value, Beginning of Period	$4.19		$6.87		$7.83	$10.00
From Operations:
Net investment loss (a)	—		—		—	(0.00	) (g)
Net loss from securities
(both realized and unrealized)	(2.21)		(2.68)		(0.96)	(2.17)
Total from operations	(2.21)		(2.68)		(0.96)	(2.17)
Net Asset Value, End of Period	$1.98		$4.19		$6.87	$7.83
Total Return (b)	(52.74)%		(39.01)%		(12.26)%	(21.70	)% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2	(h)	$4	(h)	$7 (h)	$8	(h)
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	2.92	% (i)	2.65	% (i)	2.41%	2.40	% (c)
net of waivers/reimbursement (e)	2.31	% (i)	2.40	% (i)	2.25%	2.25	% (c)
Ratio of net investment loss to average net assets (e)(f)	(2.25)%		(2.32)%		(2.25)%	(2.25	)% (c)
Portfolio turnover rate	0%		3,321%		84,387%	148	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Amount is actual; not presented in thousands.

(i)	Ratio includes 0.15% and 0.06%, respectively, for the years ended September 30, 2016 and 2017 attributed to interest expense.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Sentry Managed Volatility Fund - Class I
	For the		For the		For the	For the Period
	Year Ended		Year Ended		Year Ended	March 6, 2014* to
	September 30, 2017		September 30, 2016		September 30, 2015	September 30, 2014
Net Asset Value, Beginning of Period	$4.19		$6.87		$7.83	$10.00
From Operations:
Net investment loss (a)	(0.03)		(0.07)		(0.09)	(0.06)
Net loss from securities
(both realized and unrealized)	(2.18)		(2.61)		(0.87)	(2.11)
Total from operations	(2.21)		(2.68)		(0.96)	(2.17)
Net Asset Value, End of Period	$1.98		$4.19		$6.87	$7.83
Total Return (b)	(52.74)%		(39.01)%		(12.26)%	(21.70	)% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$12,282		$20,857		$37,584	$48,469
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.96	% (g)	1.65	% (g)	1.41%	1.40	% (c)
net of waivers/reimbursement (e)	1.31	% (g)	1.40	% (g)	1.25%	1.25	% (c)
Ratio of net investment loss to average net assets (e)(f)	(0.95)%		(1.32)%		(1.25)%	(1.22	)% (c)
Portfolio turnover rate	0%		3,321%		84,387%	148	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Ratio includes 0.15% and 0.06%, respectively, for the years ended September 30, 2016 and 2017 attributed to interest expense.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Navigator Tactical Fixed Income Fund - Class A
	For the	For the		For the		For the Period
	Year Ended	Year Ended		Year Ended		March 27, 2014* to
	September 30, 2017	September 30, 2016		September 30, 2015		September 30, 2014
Net Asset Value, Beginning of Period	$10.42	$9.55		$9.79		$10.00
From Operations:
Net investment income (a)	0.06	0.22		0.18		0.20
Net gain (loss) from securities
(both realized and unrealized)	0.65	0.95		(0.23)		(0.24)
Total from operations	0.71	1.17		(0.05)		(0.04)
Distributions to shareholders from:
Net investment income	(0.35)	(0.30)		(0.19)		(0.17)
Net realized gains	(0.26)	—		(0.00	) (g)	—
Total distributions	(0.61)	(0.30)		(0.19)		(0.17)
Net Asset Value, End of Period	$10.52	$10.42		$9.55		$9.79
Total Return (b)	7.06%	12.38%		(0.54)%		(0.40	)% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$38,935	$32,937		$26,529		$7,652
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.28%	1.31%		1.31%		1.54	% (c)
net of waivers/reimbursement (e)	1.24%	1.22	% (h)	1.21%		1.48	% (c)
Ratio of net investment income to average net assets (e)(f)	0.69%	2.24%		1.82%		3.90	% (c)
Portfolio turnover rate	278%	302%		402%		7	% (d)

	Navigator Tactical Fixed Income Fund - Class C
	For the	For the		For the		For the Period
	Year Ended	Year Ended		Year Ended		March 27, 2014* to
	September 30, 2017	September 30, 2016		September 30, 2015		September 30, 2014
Net Asset Value, Beginning of Period	$10.43	$9.56		$9.78		$10.00
From Operations:
Net investment income (loss) (a)	(0.01)	0.15		0.10		0.16
Net gain (loss) from securities
(both realized and unrealized)	0.65	0.95		(0.23)		(0.23)
Total from operations	0.64	1.10		(0.13)		(0.07)
Distributions to shareholders from:
Net investment income	(0.28)	(0.23)		(0.09)		(0.15)
Net realized gains	(0.26)	—		(0.00	) (g)	—
Total distributions	(0.54)	(0.23)		(0.09)		(0.15)
Net Asset Value, End of Period	$10.53	$10.43		$9.56		$9.78
Total Return (b)	6.30%	11.60%		(1.28)%		(0.71	)% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$9,155	$6,016		$2,983		$1,236
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	2.03%	2.06%		2.06%		3.37	% (c)
net of waivers/reimbursement (e)	1.99%	1.97	% (h)	1.96%		2.23	% (c)
Ratio of net investment income (loss) to average net assets (e)(f)	(0.09)%	1.51%		1.04%		3.07	% (c)
Portfolio turnover rate	278%	302%		402%		7	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented

	Navigator Tactical Fixed Income Fund - Class I
	For the	For the		For the		For the Period
	Year Ended	Year Ended		Year Ended		March 27, 2014* to
	September 30, 2017	September 30, 2016		September 30, 2015		September 30, 2014
Net Asset Value, Beginning of Period	$10.43	$9.56		$9.81		$10.00
From Operations:
Net investment income (a)	0.09	0.25		0.19		0.21
Net gain (loss) from securities
(both realized and unrealized)	0.66	0.94		(0.22)		(0.22)
Total from operations	0.75	1.19		(0.03)		(0.01)
Distributions to shareholders from:
Net investment income	(0.38)	(0.32)		(0.22)		(0.18)
Net realized gains	(0.26)	—		(0.00	) (g)	—
Total distributions	(0.64)	(0.32)		(0.22)		(0.18)
Net Asset Value, End of Period	$10.54	$10.43		$9.56		$9.81
Total Return (b)	7.42%	12.63%		(0.33)%		(0.15	)% (d)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$829,872	$408,942		$277,788		$126,571
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.04%	0.97%		1.06%		1.11	%( c)
net of waivers/reimbursement (e)	0.99%	1.06	% (h)	0.96%		1.11	% (c)
Ratio of net investment income to average net assets (e)(f)	0.86%	2.49%		1.93%		4.01	% (c)
Portfolio turnover rate	278%	302%		402%		7	% (d)

*	Commencement of operations.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS
September 30, 2017

1.	ORGANIZATION

Navigator Equity Hedged Fund (“Equity Fund”), Navigator Duration Neutral Bond Fund (“Bond Fund”), Navigator Sentry Managed Volatility Fund (“Sentry Fund”) and Navigator Tactical Fixed Income Fund (“Tactical Fund”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005 (the Equity Fund, Bond Fund, Sentry Fund and Tactical Fund are each a “Fund” and collectively the “Funds”). Each Fund is a non-diversified series of the Trust, except the Equity Fund, which is a diversified series. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Each Fund offers three classes of shares designated as Class A, Class C and Class I. Class A shares are offered at net asset value plus a maximum sales charge of 5.50%, 3.75%, 3.75% and 3.75% of the Equity Fund, Bond Fund, Sentry Fund and Tactical Fund, respectively. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The primary investment objective of the Equity Fund, which commenced operations on December 28, 2010, is long-term capital appreciation. The primary investment objective of the Bond Fund, which commenced operations on September 23, 2013, is to maximize total return, which is comprised of income and capital appreciation, while hedging interest rate exposure. The primary investment objective of the Sentry Fund, which commenced operations on March 6, 2014, is to seek negative correlation to the U.S. equity markets, including positive returns in unfavorable equity markets. The primary investment objective of the Tactical Fund, which commenced operations on March 27, 2014, is to seek total return with a secondary goal of current income.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Swaps are valued through an independent pricing service or at fair value based upon the daily price reporting based on the underlying index or asset.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Funds’ assets and liabilities measured at fair value:

Equity Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$38,505,703	$—	$—	$38,505,703
Mutual Funds	1,354,491	—	—	1,354,491
Short-Term Investments	3,853,427	—	—	3,853,427
Collateral For Securities Loaned	5,687,611		—	5,687,611
Total	$49,401,232	$—	$—	$49,401,232

Bond Fund

Assets**	Level 1	Level 2	Level 3	Total
Municipal Bonds & Notes	$—	$30,172,446	$—	$30,172,446
Call Options Purchased	23,438	—	—	23,438
Put Options Purchased	25,781	—	—	25,781
Short-Term Investments	16,130,057	—	—	16,130,057
Futures Contracts*	355,906	—	—	355,906
Total	$16,535,182	$30,172,446	$—	$46,707,628

Sentry Fund

Assets**	Level 1	Level 2	Level 3	Total
Call Options Purchased	$—	$826,000	$—	$826,000
Put Options Purchased	—	1,748,000	—	1,748,000
Short-Term Investments	10,930,805	—	—	10,930,805
Total	$10,930,805	$2,574,000	$—	$13,504,805

Liabilities
Call Options Written	$—	$1,184,000	$—	$1,184,000
Put Options Written	—	626,750	—	626,750
Total	$—	$1,810,750	$—	$1,810,750

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

Tactical Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$24,768,053	$—	$—	$24,768,053
Mutual Funds	33,244,924	—	—	33,244,924
Corporate Bonds	—	502,548,992	—	502,548,992
Municipal Bonds & Notes	—	30,835,022	—	30,835,022
Certificates of Deposits	30,013,330	—	—	30,013,330
Put Options Purchased	10,547	—	—	10,547
Short-Term Investments	215,287,731	—	—	215,287,731
Collateral for Securities Loaned	5,162,893	—	—	5,162,893
Open Swap Contracts^	—	13,384,603	—	13,384,603
Total	$308,487,478	$546,768,617	$—	$855,256,095

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	507,354	—	—	507,354
Total	$507,354	$—	$—	$507,354

The Funds did not hold any Level 3 securities during the year.

There were no transfers among Level 1, Level 2 and Level 3 during the period. It is the Funds’ policy to record transfers between fair value levels at the end of the reporting period.

*	Includes cumulative unrealized gain (loss) on futures contracts open at September 30, 2017.

**	Refer to the Portfolio of Investments for industry, geographic, or other classifications.

^	The amounts shown for swaps are unrealized appreciation.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying funds that are open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss which could potentially be unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise, and equities which are subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Futures – The Bond Fund and Tactical Fund are subject to interest rate risk in the normal course of pursuing their investment objectives. To help manage interest rate risk, the Bond Fund and Tactical Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Bond Fund and Tactical Fund are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposits with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Bond Fund and Tactical Fund will receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Bond Fund and Tactical Fund recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Bond Fund and Tactical Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed after the Bond Fund and Tactical Fund’s Portfolios of Investments.

Option Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Funds to enter a futures contract at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of September 30, 2017 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets and Liabilities –

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an counterparty, the return of collateral with market value in excess of the Funds net liability, held by the defaulting party, may be delayed or denied.

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at September 30, 2017.

Equity Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets &	Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)	Net Amount
Securities lending	$5,687,611	$—	$5,687,611	$—	$(5,687,611)	$—

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

Bond Fund:

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement
	of Recognized	Assets &	of Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/(Received)(1)	Net Amount
Futures contracts	$355,906	$—	$355,906	$—	$(355,906)	$—

(1)	The amount is limited to the net derivative balance and accordingly does not include excess collateral pledged. Included with Deposits with Broker on the Statements of Assets and Liabilities.

The effect of Derivative Instruments on the Statement of Assets and Liabilities for the year ended September 30, 2017.

	Asset Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value
Options/Interest rate risk	Investments in Securities at Value	$49,219
Futures contracts/Interest rate risk	Unrealized Appreciation on Futures Contracts	355,906
Total	Total	$405,125

The effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2017.

			Change in
			Unrealized
Contract Type/	Location of Gain or (Loss) On	Realized Gain (Loss)	Appreciation
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Futures contracts/Interest rate risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	$3,296,464	$290,047
Options/Interest rate risk	Net realized gain (loss) on options purchased/Net change in unrealized appreciation (depreciation) on options purchased	(485,490)	66,407
Total		$2,810,974	$356,454

Sentry Fund:

Gross Amounts Not Offset in the Statement of
Liabilities:				Assets & Liabilities

		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets &	Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged/(Received)(1)	Net Amount
Options contracts written	$1,810,750	$—	$1,810,750	$—	$1,810,750	$—
Total	$1,810,750	$—	$1,810,750	$—	$1,810,750	$—

(1)	The amount is limited to the net derivative balance and accordingly does not include excess collateral pledged. Included with investments in securities on the Statement of Assets and Liabilities.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

The effect of Derivative Instruments on the Statement of Assets and Liabilities for the year ended September 30, 2017.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Options/Equity price risk	Investments in Securities at Value	$2,574,000	Options Contracts Written at Value	$1,810,750
		$2,574,000		$1,810,750

The effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2017.

			Change in
			Unrealized
			Appreciation/
Contract Type/	Location of Gain or (Loss) On	Realized Gain (Loss)	(Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Options/ Volatility risk and Equity price risk	Net realized gain (loss) from options purchased /Net change in unrealized appreciation (depreciation) from options purchased	$(35,745,749)	$912,052
Options/ Volatility risk and Equity price risk	Net realized gain (loss) from options written /Net change in unrealized appreciation (depreciation) from options written	23,552,261	(639,656)
Total		$(12,193,488)	$272,396

Tactical Fund:

Gross Amounts Not Offset in the Statement
Assets:				of Assets & Liabilities

Gross
Amounts
		Offset in the	Net Amounts
		Statement of	Presented in the
	Gross Amounts of	Assets &	Statement of Assets	Financial	Collateral
Description	Recognized Assets	Liabilities	& Liabilities	Instruments	Pledged/(Received)(1)	Net Amount
Swap Contracts	$13,384,603	$—	$13,384,603	$—	$—	$13,384,603
Securities Lending	5,162,893	—	5,162,893	—	(5,162,893)	—
Total	$18,547,496	$—	$18,547,496	$—	$(5,162,893)	$13,384,603

Gross Amounts Not Offset in the Statement of
Liabilities:				Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets &	Assets &	Financial	Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Pledged/(Received) (1)	Net Amount
Futures contracts	$507,354	$—	$507,354	$—	$507,354	$—
Total	$507,354	$—	$507,354	$—	$507,354	$—

(1)	The amount is limited to the net derivative balance and accordingly does not include excess collateral pledged. Included with Deposit with Broker on the Statements of Assets and Liabilities.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

The effect of Derivative Instruments on the Statement of Assets and Liabilities for the year ended September 30, 2017.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures contracts/Interest rate risk		$—	Unrealized Depreciation on Futures Contracts	$507,354
Credit default swaps/Credit risk	Unrealized Appreciation on Swap Contracts	4,839,924		—
Total return swaps/Interest rate risk	Unrealized Appreciation on Swap Contracts	8,544,679		—
Options/Interest rate risk	Investments in Securities as Value	10,547		—
		$13,395,150		$507,354

The effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2017.

			Unrealized
Contract Type/	Location of Gain or (Loss) On	Realized Gain (loss)	Appreciation (Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Credit default swaps/Credit risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	$16,399,299	$3,194,857

Total return swaps/Credit risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	13,709,311	8,544,679

Futures contracts /Interest rate risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	1,061,660	(632,699)

Options/Interest rate risk	Net realized gain (loss) on options purchased/Net change in unrealized appreciation (depreciation) on options purchased	(154,851)	2,985
Total		$31,015,419	$11,109,822

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2014 to September 30, 2016, or expected to be taken in the Fund’s September 30, 2017 year end tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Dividends from investment income are declared and paid annually for the Equity Fund and Sentry Fund and declared and paid quarterly for the Bond Fund and Tactical Fund, and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Clark Capital Management Group, Inc. serves as the Funds’ investment advisor (the “Advisor”). Prior to December 30, 2016 the Advisor paid Main Point Advisors, Inc. the sub-advisor to the Bond Fund, a portion of its advisory fee.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Funds, the Advisor under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Equity Fund, 1.00% of the average daily net assets of the Bond Fund and 0.85% of the average daily net assets of the Sentry Fund and Tactical Fund. For the year ended September 30, 2017, the Advisor earned advisory fees of $316,959, $616,666, $144,067, and $5,689,559 for the Equity Fund, Bond Fund, Sentry Fund and Tactical Fund, respectively.

Pursuant to an exemptive order, the Equity Fund invested a portion of its assets in the Sentry Fund and the Tactical Fund invested a portion of its assets in the Bond Fund. The Advisor has agreed to waive its advisory fee on the portion of the Equity Fund’s and the Tactical Fund’s assets that are invested in the Sentry Fund and Bond Fund, respectively. For the year ended September 30, 2017, the Equity Fund and Tactical Fund waived $15,849 and $313,166 respectively, in advisory fees pursuant to this agreement.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) at least until the expiration dates specified below and will not exceed the following levels of the average daily net assets attributable to each class of shares:

Fund	Class A	Class C	Class I	Expiration Date
Equity Fund	1.35%	2.10%	1.10%	1/31/2018
Bond Fund	1.60%	2.35%	1.35%	1/31/2018
Sentry Fund	1.50%	2.25%	1.25%	1/31/2018
Tactical Fund *	1.40%	2.15%	1.15%	1/31/2018

*	Prior to May 4, 2017, the expense limitations were 1.50%, 2.25% and 1.25% for Class A, Class C and Class I, respectively. Additionally, the current expense limitations are inclusive of the acquired fund fees and expenses.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation amounts listed above, within three years of when the amounts were waived. During the year ended September 30, 2017 the Advisor waived $71,320, $2,861 and $113,645 in fees from the Equity Fund, Bond Fund and Sentry Fund, respectively pursuant to its contractual agreement.

The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	September 30, 2018	September 30, 2019	September 30, 2020	Total
Equity Fund	$6,007	$34,080	$71,320	$111,407
Bond Fund	39	—	2,861	2,900
Sentry Fund	65,925	66,151	113,645	245,721

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) for Class A and Class C shares, respectively, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the year ended September 30, 2017, the Equity Fund incurred distribution fees of $22,662 and $6,092 for Class A shares and Class C shares, respectively, the Bond Fund incurred distribution fees of $2,848 and $4,134 for Class A shares and Class C shares, respectively, the Sentry Fund incurred distribution fees of $9 for Class A shares, and the Tactical Fund incurred distribution fees of $104,787 and $77,172 for Class A shares and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended September 30, 2017, the Distributor received $24,375 in underwriting commissions for sales of Class A shares, of which $3,418 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the year ended September 30, 2017, amounted to $146,681,721 and $152,082,284, respectively, for the Equity Fund, $19,761,385 and $54,879,509, respectively, for the Bond Fund, $0 and $0, respectively, for the Sentry Fund, and $1,652,394,112 and $1,499,371,504, respectively, for the Tactical Fund.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended September 30, 2017 and September 30, 2016 was as follows:

For the year ended September 30, 2017:

	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gains	Total
Equity Fund	$395,303	$—	$—	$395,303
Bond Fund	36,642	906,437	—	943,079
Tactical Fund	33,031,211	—	6,253,463	39,284,674

For the year ended September 30, 2016:

	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gains	Total
Equity Fund	$1,464,241	$—	$299,325	$1,763,566
Bond Fund	1,391	1,207,374	—	1,208,765
Tactical Fund	12,295,507	—	—	12,295,507

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Undistributed	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Tax Exempt	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Income	(Depreciation)	Earnings/(Deficit)
Equity Fund	$4,849,803	$151,860	$—	$—	$—	$(1,953,299)	$3,048,364
Bond Fund	—	—	—	(224,700)	5,832	600,161	381,293
Sentry Fund	—	—	(12,582,794)	(29,436,082)	—	—	(42,018,876)
Tactical Fund	29,908,962	—	—	—	—	622,967	30,531,929

The difference between book basis and tax basis undistributed net investment income/loss, unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market treatment of open futures, options and swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Navigator Sentry Fund incurred and elected to defer such late year losses as follows:

Late Year
Losses
Sentry Fund	105,022

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Navigator Sentry Fund incurred and elected to defer such capital losses as follows:

Post October
Losses
Sentry Fund	12,477,772

At September 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

	Non-Expiring
	Short-Term	Long-Term	Total
Bond Fund	224,700	—	224,700
Sentry Fund	17,845,788	11,590,294	29,436,082

Permanent book and tax differences, primarily attributable to the net operating losses and adjustments for swap contracts, resulted in reclassification for the period ended September 30, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Sentry Fund	$(302,311)	$302,311	$—
Tactical Fund	1	19,815,562	(19,815,563)

6.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Portfolio of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. The Funds’ cash collateral received in securities lending transactions is invested in the Dreyfus Government Cash Management Fund.

The following table breaks out the holdings received as collateral as of September 30, 2017:

Securities Lending Transactions
Overnight and Continuous
Equity Fund
Dreyfus Government Cash Management Fund	$5,687,611

Tactical Fund
Dreyfus Government Cash Management Fund	$5,162,893

7.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or are affiliated through common management. Companies which are affiliates of the Equity Fund and Tactical Fund as of September 30, 2017 are noted in the each Fund’s Portfolio of Investments. Transactions during the period with affiliated companies are as follows:

Equity Fund

					Change in
	Value - Beginning		Sales	Realized	Unrealized	Dividend	Value - End of	Ending
Affiliated Holding	of Year	Purchases	Proceeds	Gain/(Loss)	Gain/(Loss)	Income	Year	Shares
Sentry Fund	$2,866,322	$—	$—	$—	$(1,511,831)	$—	$1,354,491	684,086

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

Tactical Fund

					Change in
	Value - Beginning			Realized Gain /	Unrealized Gain /	Dividend	Value - End of	Ending
Affiliated Holding	of Year	Purchases	Sales Proceeds	(Loss)	(Loss)	Income	Year	Shares
Bond Fund	$47,102,069	$547,936	$(15,000,000)	$(182,778)	$777,697	$547,937	$33,244,924	3,249,748

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Bond Fund currently invests a portion of its assets in Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio (“Fidelity”). The Bond Fund may redeem its investment from Fidelity at any time if the Advisor determines that it is in the best interest of the Bond Fund and its shareholders to do so. The performance of the Bond Fund may be directly affected by the performance of Fidelity. The financial statements of Fidelity, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Bond Fund’s financial statements. As of September 30, 2017, the percentage of the Bond Fund’s net assets invested in Fidelity was 28.2%.

The Sentry Fund currently invests a portion of its assets in Milestone Treasury Obligations Fund (“Milestone”). The Fund may redeem its investment from Milestone at any time if the Advisor determines that it is in the best interest of the Sentry Fund and its shareholders to do so. The performance of the Sentry Fund may be directly affected by the performance of Milestone. The financial statements of Milestone, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Sentry Fund’s financial statements. As of September 30, 2017, the percentage of the Sentry Fund’s net assets invested in Milestone was 89.0%.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust
and the Shareholders of Navigator Equity Hedged Fund,

Navigator Duration Neutral Bond Fund, Navigator Sentry Managed Volatility Fund,
and Navigator Tactical Fixed Income Fund

We have audited the accompanying statements of assets and liabilities of Navigator Equity Hedged Fund, Navigator Duration Neutral Bond Fund, Navigator Sentry Managed Volatility Fund, and Navigator Tactical Fixed Income Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust (the “Funds”), including the portfolios of investments, as of September 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years and periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2017 by correspondence with the custodian, brokers, and counterparties. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Navigator Equity Hedged Fund, Navigator Duration Neutral Bond Fund, Navigator Sentry Managed Volatility Fund, and Navigator Tactical Fixed Income Fund as of September 30, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
November 29, 2017

Navigator Funds
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2017

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund (since 2014)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); Schroder Global Series Trust (2012 to 02-2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions at a major investment bank including CFO-Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Prior thereto he spent 10 years at a global public accounting firm in the emergency companies and multi-national audit practices. Consultant to small and emerging businesses (since 2000).	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Northern Lights Variable Trust (since 2006); previously, AdvisorOne Funds (2004-2013); The World Funds Trust (2010-2013)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	4	Northern Lights Fund Trust (for series not affiliated with the Fund since 2007); Northern Lights Variable Trust (since 2007); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2010);

9/30/17 – NLFT_v6

Navigator Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2017

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers* 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013***	President of the Trust (2006-June 2017); Chief Executive Officer, Gemini Alternative Funds, LLC (2013 – April 2017); Chief Executive Officer, Gemini Hedge Fund Services, LLC (2013 – April 2017); Chief Executive Officer, Gemini Fund Services, LLC (2012 – April 2017); President and Manager, Gemini Fund Services, LLC (2006 – 2012)	4	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	President, Gemini Fund Services, LLC (since 2012); Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration (2012-Present).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of September 30, 2017, the Trust was comprised of 79 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his past affiliation with Gemini Fund Services, LLC, the Trust’s Administrator, Fund Accountant and Transfer Agent.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-766-2264.

9/30/17 – NLFT_v6

Navigator Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
September 30, 2017

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning April 1, 2017 and held through September 30, 2017.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	4/1/17	9/30/17	Period*	9/30/17	Period*
Navigator Equity Hedged Fund	1.35%	$1,000.00	$1,074.70	$7.02	$1,018.30	$6.83
Navigator Duration Neutral Bond Fund	1.60%	$1,000.00	$1,015.10	$8.08	$1,017.05	$8.09
Navigator Sentry Managed Volatility Fund	1.50%	$1,000.00	$652.30	$6.21	$1,017.55	$7.59
Navigator Tactical Fixed Income Fund	1.28%	$1,000.00	$1,032.75	$6.52	$1,018.85	$6.48
Class C
Navigator Equity Hedged Fund	2.10%	$1,000.00	$1,071.80	$10.91	$1,014.54	$10.61
Navigator Duration Neutral Bond Fund	2.35%	$1,000.00	$1,011.10	$11.85	$1,013.29	$11.86
Navigator Sentry Managed Volatility Fund	2.25%	$1,000.00	$651.30	$9.31	$1,013.79	$11.36
Navigator Tactical Fixed Income Fund	2.03%	$1,000.00	$1,029.15	$10.33	$1,014.89	$10.25
Class I
Navigator Equity Hedged Fund	1.10%	$1,000.00	$1,076.60	$5.73	$1,019.55	$5.57
Navigator Duration Neutral Bond Fund	1.35%	$1,000.00	$1,015.40	$6.82	$1,018.30	$6.83
Navigator Sentry Managed Volatility Fund	1.25%	$1,000.00	$651.30	$5.17	$1,018.80	$6.33
Navigator Tactical Fixed Income Fund	1.04%	$1,000.00	$1,034.11	$5.30	$1,019.85	$5.27

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the six-month period ended September 30, 2017 (183) divided by the number of days in the fiscal year (365).

Navigator Funds
ADVISORY AGREEMENTS (Unaudited)
September 30, 2017

Navigator Equity Hedged Fund, Navigator Duration Neutral Bond Fund, Navigator Sentry Managed Volatility Fund, Navigator Tactical Fixed Income Fund (Adviser – Clark Capital Management Group, Inc.)*

In connection with the regular meeting held on June 28-29, 2017 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Clark Capital Management Group, Inc. (“Clark Capital”) and the Trust, with respect to the Navigator Equity Hedged Fund, Navigator Duration Neutral Bond Fund, Navigator Sentry Managed Volatility Fund, Navigator Tactical Fixed Income Fund (each a “Fund”, collectively the “Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Clark Capital was founded in 1986 as an independent advisory firm, currently managed approximately $7.7 billion in assets, offering multiple investment strategies across several asset classes for high net worth individuals, corporations, various institutions, and other financial advisers either directly or through its model portfolios. They reviewed the experience of the key investment personnel, considering their education and noting a veteran investment team with varied financial industry experience. They discussed the adviser’s investment process, noting that it involved the ongoing research of various securities and technical and credit analysis. They discussed the adviser’s risk management process and the adviser’s process for monitoring compliance with the Funds’ investment limitations. They noted that the adviser selected brokers based on a number of qualitative and quantitative factors, and that the adviser’s best execution committee met periodically to review brokers. The Trustees acknowledged that the adviser had a well-organized corporate infrastructure with access to resources and qualified staff to support the investment team and overall operation. The Board concluded that the adviser should continue to provide high quality service to each Navigator Fund and its shareholders.

Performance.

Navigator Duration. The Trustees noted the Fund’s objective and Morningstar category. They observed that the Fund outperformed its referenced benchmark, the Bloomberg Barclays Municipal Bond Index, over the 1-year period, while underperforming the custom Morningstar category median and the peer group median. They also observed that the Fund underperformed the benchmark, its peer group and Morningstar category over the 3-year period, and the Fund underperformed the benchmark and category since inception, but its performance was equal to the performance of its peer group over that period. They reasoned that it appeared that the Fund was

Navigator Funds
ADVISORY AGREEMENTS (Unaudited)
September 30, 2017

being managed consistent with its prospectus mandate. They concluded that although the Fund had experienced some adverse performance from persistent low interest rate levels, performance should improve if and when interest rates increase.

Navigator Equity. The Trustees discussed the Fund’s objective, Morningstar category and the methodology used by the adviser to manage the Fund. They discussed in detail the hedging technique the adviser applied to the Fund. They observed that over the 1-year period, although the Fund underperformed the MSCI World Net Index, it outperformed its Morningstar category and the peer group medians. The Trustees noted that recent returns indicated that the Fund experienced improved performance over prior periods, which caused the Fund to lag behind each of its benchmarks over the 3-year, 5-year, and since inception periods. The Trustees concluded that the adviser appeared to be managing the Fund in line with its prospectus, had shown improved performance, and that the adviser’s strategy should benefit investors if equity markets experience any significant downturns.

Navigator Sentry. The Trustees discussed the Fund’s objective and methodology and types of investments used by the adviser to manage the Fund. They noted that the Fund outperformed its benchmark index over the 1-year, 3-year, and since inception periods, while trailing its category and peer group medians over each time period. They reasoned that although it appeared the adviser was following its strategy, it was difficult to evaluate whether the Fund could bring value to shareholders unless faced with a significant and persistent downward move in equity markets. They concluded that the adviser had managed the Fund in a manner consistent with its objectives, and that the Trustees should allow additional time for the strategy to reveal long term benefits.

Navigator Tactical. The Trustees noted the Fund’s Morningstar category and objective, as well as the strategy and investment types the adviser used to manage the Fund. They observed that over the 3-year and since inception periods, the Fund outperformed its benchmark, the Bloomberg Barclays U.S. Corporate High Yield Index, its peer group and Morningstar category medians, and over the 1- year period outperformed each point of comparison except its benchmark index. They noted that the Fund’s monthly upside and downside capture exhibited a focus on downside protection based on a tactical strategy. They also noted the Fund’s very favorable Morningstar category rankings. Based on these demonstrated results, the Trustees concluded that performance was acceptable.

Fees and Expenses.

Navigator Duration. The Trustees reviewed the advisory fee of 1.00%, noting that the 1.00% fee was slightly above the peer group average, higher than the Morningstar category average, equal to the Morningstar selected peer group median, and well within the range of both comparison groups. They further noted that the Fund’s net expense ratio was higher than the peer group average and Morningstar category average, but also well within the ranges of both comparison groups. They considered the adviser’s assertion that the unique and sophisticated strategy of the Fund, including the use of its hedging strategy, warranted a higher fee. After discussion, the Trustees concluded the fee was not unreasonable.

Navigator Equity. The Trustees noted the Fund’s advisory fee of 0.75% was significantly below the Morningstar selected peer group average and Morningstar category average. They noted

Navigator Funds
ADVISORY AGREEMENTS (Unaudited)
September 30, 2017

that the Fund’s net expense ratio was also below the Morningstar category average while slightly higher than the peer group. The Trustees agreed that the adviser offered a very competitive fee and concluded that the advisory fee was not unreasonable.

Navigator Sentry. The Trustees noted the advisory fee of 0.85% was below the Morningstar selected peer group average and median but higher than the custom Morningstar category average and median. They noted that the Fund’s net expense ratio was also below the peer group average and median but higher than the custom Morningstar category average and median. The Trustees agreed that the strategy was unique and sophisticated, particularly for a mutual fund offering, however, the adviser offered a very competitive fee. Accordingly, the Trustees concluded that the advisory fee was not unreasonable.

Navigator Tactical. The Trustees reviewed the advisory fee of 0.85%, and they noted that the fee was higher than the Morningstar selected peer group average and Morningstar category average, but well within the range of both comparison groups. They further noted that the Fund’s net expense ratio was higher than the custom Morningstar category average and median, equal to the peer group median, and lower than the peer group average, and well within the ranges of both comparison groups. They considered the adviser’s assertion that the unique and sophisticated strategy of the Fund, including the tactical nature of the strategy, warranted a higher fee. After discussion, the Trustees concluded the advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale had been reached with respect to the fees paid to the advisor for the advisory services provided to the Navigator Funds. They discussed the adviser’s assertion that economies of scale would likely be reached with respect to each Fund once it reached a certain asset level, and the adviser’s willingness to discuss breakpoints at such time. After further discussion, the Trustees concluded that with respect to each Navigator Fund, the absence of breakpoints at this time was reasonable and that the possibility of instituting breakpoints would be considered again as each Fund’s assets increase.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser with respect to each Navigator Fund and noted it had realized a profit with respect to each Fund that appeared reasonable in terms of actual dollars and as a percentage of revenue. They considered the adviser’s assertion that it had devoted significant resources and personnel to manage the Funds, and they concluded that, with respect to each Fund, excessive profitability was not a concern at this time.

Conclusion. Having requested and received such information from Clark Capital as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fees were reasonable and that renewal of the agreement was in the best interests of each Navigator Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

Investment Advisor
Clark Capital Management Group, Inc.
1650 Market Street, 53rd Floor
Philadelphia, PA 19103

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-766-2264 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is or will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is or will be available without charge, upon request, by calling 1-877-766-2264.

Investor Information: 1-877-766-2264

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Taylor and Mr. Gersten are independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2017 - $ 55,300

2016 - $ 54,100

(b)	Audit-Related Fees

2017 - None

2016 - None

(c)	Tax Fees

2017 – $ 8,800

2016 – $ 8,800

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2017 - None

2016 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2017	2016
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $ 8,800

2016 - $ 8,800

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 12/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 12/8/17

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 12/8/17